UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23734
Capital Group International Focus Equity ETF
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group International Focus Equity ETF
CGXU
for the year ended May 31, 2026
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group International Focus Equity ETF (the "fund") for the period from June 1, 2025 to May 31, 2026. You can find additional information about the fund at capitalgroup.com/ETF-literature. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGXU	$ 65	0.54%
Management's discussion of fund performance
The fund's shares gained 39.26% on a net asset value (NAV) basis and 39.43% on a market price basis for the year ended May 31, 2026. These results compare with a 32.77% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, international equities posted solid gains, overcoming volatility driven by trade tensions and geopolitical uncertainty. Heavy investment in artificial intelligence continued to boost large-cap technology stocks. Meanwhile, energy shares surged on higher oil prices, driven by the Middle East conflict. European markets rose, aided by stronger domestic demand and a European Central Bank rate cut. Emerging markets also advanced, as strong semiconductor demand supported stocks in South Korea and Taiwan.
Within the fund, most sectors contributed to portfolio returns, led by information technology and materials. Holdings in financials, industrials and communication services were also positive. Geographically, companies based in South Korea, Canada and Japan were among the top contributors.
Conversely, holdings in the health care and consumer discretionary sectors posted negative returns during the period. Investments in companies based in Denmark and Germany detracted from the overall portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	Since inception 1
Capital Group International Focus Equity ETF (at NAV) 2	39.26%	10.71%
MSCI ACWI (All Country World Index) ex USA 3	32.77%	11.97%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable
fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
MSCI
.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the
deduction
of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,221
Total number of portfolio holdings	73
Total advisory fees paid (in millions)	$ 24
Portfolio turnover rate	68%
Portfolio holdings by sector
(percent of net assets)
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/ETF-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-303-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2026	4,000	None	None	None
May 31, 2025	22,000	None	None	None
Adviser and Affiliates2
May 31, 2026	Not Applicable	2,145,000	1,000	93,000
May 31, 2025	Not Applicable	44,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2026	2,239,000
May 31, 2025	44,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

a)  The following individuals are members of the registrant's separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Charles E. Andrews

Joseph J. Bonner

Vanessa C. L. Chang

Sharon I. Meers

Pascal Millaire

William I. Miller

Josette Sheeran

b)  Not applicable

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Equity Exchange-Traded Funds
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2026
Lit. No. ETGEFP4-349-0726 © 2026 Capital Group. All rights reserved.

Capital Group Conservative Equity ETF (CGCV)
Investment portfolio May 31, 2026

Common stocks 98.01%	Shares	Value (000)
Information technology 24.23%
Microsoft Corp.	227,466	$102,414
Broadcom, Inc.	200,235	89,459
Apple, Inc.	166,701	52,021
Cisco Systems, Inc.	420,046	50,582
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	81,580	34,137
Applied Materials, Inc.	69,984	31,497
Corning, Inc.	112,237	20,333
Texas Instruments, Inc.	63,624	19,448
Amphenol Corp., Class A	106,445	15,835
Accenture PLC, Class A	67,910	12,704
		428,430

Health care 12.86%
Eli Lilly and Co.	56,672	62,623
AbbVie, Inc.	172,999	37,665
Gilead Sciences, Inc.	182,091	24,478
Johnson & Johnson	91,120	20,532
CVS Health Corp.	191,552	17,427
Abbott Laboratories	201,748	17,270
UnitedHealth Group, Inc.	41,831	15,909
Danaher Corp.	60,813	11,109
Amgen, Inc.	32,936	11,093
Thermo Fisher Scientific, Inc.	18,664	9,192
Medtronic PLC	1,752	129
		227,427

Financials 11.89%
JPMorgan Chase & Co.	129,601	38,791
Wells Fargo & Co.	296,303	22,975
PNC Financial Services Group, Inc.	98,765	21,839
BlackRock, Inc.	17,213	18,020
Progressive Corp.	92,368	17,587
Mastercard, Inc., Class A	35,074	17,326
Truist Financial Corp.	302,686	14,592
Chubb, Ltd.	46,747	14,572
Morgan Stanley	64,993	13,519
Marsh & McLennan Cos., Inc.	65,805	10,527
Fidelity National Information Services, Inc.	241,966	10,402
CME Group, Inc., Class A	37,021	10,127
		210,277

Consumer staples 10.58%
Philip Morris International, Inc.	322,280	57,166
Mondelez International, Inc., Class A	601,563	36,798
Coca-Cola Co.	351,965	27,809
British American Tobacco PLC (ADR)	417,162	25,776
Procter & Gamble Co.	110,338	15,840
Altria Group, Inc.	223,586	15,557
Hershey Co.	42,103	8,169
		187,115

Industrials 10.49%
General Electric Co.	123,041	39,836
RTX Corp.	187,349	33,659
Carrier Global Corp.	510,193	32,586
Union Pacific Corp.	98,819	25,954
Automatic Data Processing, Inc.	77,891	17,279

Capital Group Equity Exchange-Traded Funds	1

Capital Group Conservative Equity ETF (CGCV) (continued)
Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Rolls-Royce Holdings PLC (ADR)	765,755	$13,745
Watsco, Inc.	30,537	11,210
Stanley Black & Decker, Inc.	140,916	11,192
		185,461

Utilities 7.81%
CenterPoint Energy, Inc.	661,975	27,975
NextEra Energy, Inc.	277,281	24,126
DTE Energy Co.	115,506	16,502
Dominion Energy, Inc.	243,418	16,295
Public Service Enterprise Group, Inc.	179,635	14,128
Constellation Energy Corp.	48,967	14,090
Atmos Energy Corp.	80,024	13,535
Sempra	128,027	11,411
		138,062

Consumer discretionary 5.33%
Starbucks Corp.	424,078	42,051
Home Depot, Inc.	98,305	31,176
McDonald’s Corp.	48,373	13,506
Tractor Supply Co.	239,285	7,545
		94,278

Communication services 4.78%
Alphabet, Inc., Class A	115,735	44,019
Meta Platforms, Inc., Class A	64,055	40,515
		84,534

Energy 4.62%
Exxon Mobil Corp.	190,291	27,642
TC Energy Corp. (CAD denominated)	307,913	20,516
EOG Resources, Inc.	96,392	12,857
Baker Hughes Co., Class A	188,841	12,063
ConocoPhillips	74,702	8,515
		81,593

Materials 3.78%
Linde PLC	55,893	27,817
International Paper Co.	598,435	20,030
Air Products and Chemicals, Inc.	68,184	18,998
		66,845

Real estate 1.64%
Welltower, Inc. REIT	84,898	17,432
Prologis, Inc. REIT	80,914	11,609
		29,041
Total common stocks (cost: $1,604,847,000)		1,733,063

2	Capital Group Equity Exchange-Traded Funds

Capital Group Conservative Equity ETF (CGCV) (continued)
Short-term securities 2.28%	Shares	Value (000)
Money market investments 2.28%
Capital Group Central Cash Fund 3.67% (a)(b)	403,380	$40,334
Total short-term securities (cost: $40,334,000)		40,334
Total investment securities 100.29% (cost: $1,645,181,000)		1,773,397
Other assets less liabilities (0.29)%		(5,165)
Net assets 100.00%		$1,768,232
Investments in affiliates (b)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.28%
Money market investments 2.28%
Capital Group Central Cash Fund 3.67% (a)	$20,709	$173,386	$153,761	$2	$(2)	$40,334	$1,155

(a)	Rate represents the seven-day yield at 5/31/2026.
(b)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	3

Capital Group Core Equity ETF (CGUS)
Investment portfolio May 31, 2026

Common stocks 97.06%	Shares	Value (000)
Information technology 37.08%
NVIDIA Corp.	3,513,106	$741,757
Broadcom, Inc.	1,533,589	685,162
Microsoft Corp.	1,384,169	623,208
Apple, Inc.	956,320	298,429
Applied Materials, Inc.	617,403	277,868
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	630,681	263,908
Seagate Technology Holdings PLC	260,302	229,014
Cisco Systems, Inc.	1,756,264	211,489
Amphenol Corp., Class A	984,032	146,385
Entegris, Inc.	834,045	115,757
Corning, Inc.	413,695	74,945
Salesforce, Inc.	345,676	66,059
KLA Corp.	33,903	65,152
Cognizant Technology Solutions Corp., Class A	1,029,853	57,419
Arista Networks, Inc. (a)	335,622	53,522
Accenture PLC, Class A	285,854	53,475
Intel Corp. (a)	463,037	53,101
		4,016,650

Communication services 10.24%
Alphabet, Inc., Class A	917,035	348,785
Alphabet, Inc., Class C	555,339	209,046
Meta Platforms, Inc., Class A	649,023	410,514
Netflix, Inc. (a)	1,642,757	141,310
		1,109,655

Industrials 10.07%
RTX Corp.	1,177,935	211,628
General Electric Co.	472,616	153,014
Carrier Global Corp.	2,128,829	135,968
Automatic Data Processing, Inc.	593,690	131,704
XPO, Inc. (a)	491,459	105,295
GFL Environmental, Inc., subordinate voting shares	2,512,149	84,258
Honeywell International, Inc.	319,227	75,931
Uber Technologies, Inc. (a)	1,057,572	74,453
Ingersoll-Rand, Inc.	887,761	63,599
Airbus SE, non-registered shares	262,682	55,059
		1,090,909

Financials 9.45%
Mastercard, Inc., Class A	399,661	197,425
JPMorgan Chase & Co.	646,397	193,473
BlackRock, Inc.	160,928	168,472
Wells Fargo & Co.	1,580,220	122,530
Progressive Corp.	407,683	77,623
Goldman Sachs Group, Inc.	74,309	76,209
Visa, Inc., Class A	221,587	72,317
Fidelity National Information Services, Inc.	1,412,891	60,740
Marsh & McLennan Cos., Inc.	339,263	54,272
		1,023,061

Consumer discretionary 9.17%
Amazon.com, Inc. (a)	2,016,448	545,732
Starbucks Corp.	1,866,004	185,033
Royal Caribbean Cruises, Ltd.	389,665	110,910
Home Depot, Inc.	278,789	88,415
Viking Holdings, Ltd. (a)	683,110	62,921
		993,011

4	Capital Group Equity Exchange-Traded Funds

Capital Group Core Equity ETF (CGUS) (continued)
Common stocks (continued)	Shares	Value (000)

Health care 8.51%
Eli Lilly and Co.	384,514	$424,888
Vertex Pharmaceuticals, Inc. (a)	381,723	170,837
UnitedHealth Group, Inc.	367,016	139,580
Abbott Laboratories	776,544	66,472
AbbVie, Inc.	297,813	64,840
CVS Health Corp.	604,740	55,019
		921,636

Energy 3.36%
Canadian Natural Resources, Ltd. (CAD denominated)	3,175,785	144,432
Baker Hughes Co., Class A	1,798,866	114,912
TC Energy Corp.	846,343	56,383
Exxon Mobil Corp.	331,611	48,170
		363,897

Consumer staples 3.34%
British American Tobacco PLC	3,275,854	202,536
Philip Morris International, Inc.	539,796	95,749
Mondelez International, Inc., Class A	1,040,951	63,675
		361,960

Materials 2.80%
Linde PLC	291,596	145,124
Air Products and Chemicals, Inc.	351,265	97,870
International Paper Co.	1,784,253	59,719
		302,713

Utilities 1.71%
CenterPoint Energy, Inc.	2,294,303	96,957
Dominion Energy, Inc.	1,324,068	88,633
		185,590

Real estate 1.33%
Equinix, Inc. REIT	74,201	79,250
Welltower, Inc. REIT	316,744	65,037
		144,287
Total common stocks (cost: $8,521,939,000)		10,513,369
Short-term securities 2.89%
Money market investments 2.89%
Capital Group Central Cash Fund 3.67% (b)(c)	3,134,116	313,380
Total short-term securities (cost: $313,376,000)		313,380
Total investment securities 99.95% (cost: $8,835,315,000)		10,826,749
Other assets less liabilities 0.05%		5,456
Net assets 100.00%		$10,832,205

Capital Group Equity Exchange-Traded Funds	5

Capital Group Core Equity ETF (CGUS) (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.89%
Money market investments 2.89%
Capital Group Central Cash Fund 3.67% (b)	$229,801	$1,306,057	$1,222,444	$(20)	$(14)	$313,380	$5,570

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

6	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (CGDG)
Investment portfolio May 31, 2026

Common stocks 98.47%	Shares	Value (000)
Financials 19.97%
DBS Group Holdings, Ltd.	1,428,470	$70,335
UniCredit SpA	744,327	64,454
Truist Financial Corp.	1,328,440	64,044
Japan Post Bank Co., Ltd.	3,114,700	60,020
Zurich Insurance Group AG	75,943	54,193
JPMorgan Chase & Co.	176,479	52,822
Tokio Marine Holdings, Inc.	1,119,300	49,975
PNC Financial Services Group, Inc.	210,903	46,635
Euronext NV	267,121	43,495
Morgan Stanley	208,368	43,340
Wells Fargo & Co.	541,600	41,996
CME Group, Inc., Class A	148,434	40,603
Intact Financial Corp.	192,282	37,779
BNP Paribas SA	325,547	35,295
Munchener Ruckversicherungs-Gesellschaft AG	64,911	34,245
Banco Santander SA	2,681,155	33,550
Bank of America Corp.	608,008	31,373
Hana Financial Group, Inc.	408,074	31,167
Skandinaviska Enskilda Banken AB, Class A	1,454,504	29,128
TPG, Inc., Class A	664,159	28,273
AIA Group, Ltd.	2,618,600	27,483
East West Bancorp, Inc.	217,243	26,621
Progressive Corp.	128,059	24,382
Citizens Financial Group, Inc.	326,219	20,310
NatWest Group PLC	2,339,200	18,882
		1,010,400

Information technology 13.25%
Broadcom, Inc.	524,189	234,192
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	510,982	213,820
KLA Corp.	28,567	54,897
Microsoft Corp.	99,986	45,018
TE Connectivity PLC	182,588	38,966
Accenture PLC, Class A	182,273	34,098
Analog Devices, Inc.	68,918	28,522
Samsung Electronics Co., Ltd.	99,938	21,022
		670,535

Industrials 11.42%
Marubeni Corp.	2,329,600	76,003
RTX Corp.	357,962	64,312
Mitsubishi Corp.	1,553,700	49,411
RELX PLC	1,494,048	49,295
Paychex, Inc.	448,231	43,469
BAE Systems PLC	1,581,085	43,075
Union Pacific Corp.	152,977	40,178
Northrop Grumman Corp.	61,516	34,675
Watsco, Inc.	90,017	33,045
Epiroc AB, Class A	1,025,991	30,525
Canadian National Railway Co.	247,600	29,319
Airbus SE, non-registered shares	135,086	28,314
Ryanair Holdings PLC (ADR)	461,940	28,077
Deutsche Post AG	469,590	28,044
		577,742

Health care 10.48%
AstraZeneca PLC	714,425	132,791
AbbVie, Inc.	367,290	79,966
Royalty Pharma PLC, Class A	972,239	54,212
Roche Holding AG, nonvoting shares	114,404	48,265

Capital Group Equity Exchange-Traded Funds	7

Capital Group Dividend Growers ETF (CGDG) (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Novo Nordisk AS, Class B	935,725	$42,780
Johnson & Johnson	170,968	38,524
Merck & Co., Inc.	313,812	37,256
Abbott Laboratories	417,333	35,724
Amgen, Inc.	101,437	34,163
UnitedHealth Group, Inc.	69,170	26,306
		529,987

Consumer staples 9.97%
Philip Morris International, Inc.	1,059,046	187,853
British American Tobacco PLC	1,676,506	103,653
Mondelez International, Inc., Class A	1,164,160	71,212
Nestle SA	634,000	64,525
Danone SA	407,215	28,945
Imperial Brands PLC	717,331	26,044
Carlsberg A/S, Class B	166,551	22,390
		504,622

Utilities 7.85%
Iberdrola SA, non-registered shares	3,625,259	82,456
CenterPoint Energy, Inc.	1,246,580	52,680
Engie SA	1,669,195	51,536
Atmos Energy Corp.	248,276	41,991
SSE PLC	1,328,571	41,706
Sempra	417,122	37,178
Exelon Corp.	720,539	32,885
RWE AG	477,172	30,367
Brookfield Infrastructure Partners, LP	669,421	26,182
		396,981

Consumer discretionary 7.37%
Royal Caribbean Cruises, Ltd.	186,419	53,061
Industria de Diseno Textil SA	813,367	50,566
Compagnie Generale des Etablissements Michelin	1,208,530	44,417
Home Depot, Inc.	128,951	40,896
Starbucks Corp.	407,053	40,363
Yum! Brands, Inc.	230,168	34,053
LVMH Moet Hennessy-Louis Vuitton SE	59,935	33,070
Evolution AB (a)	430,630	32,499
Amadeus IT Group SA, Class A, non-registered shares	448,938	28,664
Tractor Supply Co.	486,139	15,328
		372,917

Energy 6.87%
TotalEnergies SE	1,198,683	105,112
ONEOK, Inc.	833,429	69,958
ConocoPhillips	547,154	62,365
Exxon Mobil Corp.	355,554	51,648
Shell PLC	791,490	33,235
Cenovus Energy, Inc.	920,529	25,413
		347,731

Materials 5.43%
Air Products and Chemicals, Inc.	214,901	59,876
Barrick Mining Corp.	1,398,111	59,490
Linde PLC	110,463	54,976

8	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Growers ETF (CGDG) (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Antofagasta PLC	666,339	$36,774
BASF SE	614,298	36,413
Amcor PLC	694,543	26,962
		274,491

Real estate 3.09%
Welltower, Inc. REIT	490,662	100,747
Public Storage REIT	182,804	55,516
		156,263

Communication services 2.77%
Koninklijke KPN NV	11,203,471	58,360
T-Mobile US, Inc.	175,655	32,941
NetEase, Inc.	1,088,600	26,962
Comcast Corp., Class A	888,151	22,088
		140,351
Total common stocks (cost: $4,514,044,000)		4,982,020
Short-term securities 1.27%
Money market investments 1.27%
Capital Group Central Cash Fund 3.67% (b)(c)	643,898	64,383
Total short-term securities (cost: $64,378,000)		64,383
Total investment securities 99.74% (cost: $4,578,422,000)		5,046,403
Other assets less liabilities 0.26%		13,283
Net assets 100.00%		$5,059,686
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.27%
Money market investments 1.27%
Capital Group Central Cash Fund 3.67% (b)	$44,689	$836,660	$816,975	$14	$(5)	$64,383	$3,750

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	9

Capital Group Dividend Value ETF (CGDV)
Investment portfolio May 31, 2026

Common stocks 97.93%	Shares	Value (000)
Information technology 34.36%
Microsoft Corp.	4,537,687	$2,043,048
NVIDIA Corp.	9,428,781	1,990,793
Broadcom, Inc.	4,060,210	1,813,980
Applied Materials, Inc.	2,438,597	1,097,515
Cisco Systems, Inc.	8,808,870	1,060,764
Apple, Inc.	2,658,782	829,700
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,818,858	761,101
Oracle Corp.	2,493,441	562,969
Seagate Technology Holdings PLC	568,026	499,749
Texas Instruments, Inc.	1,392,675	425,713
Intel Corp. (a)	3,331,955	382,109
Salesforce, Inc.	1,696,842	324,266
Corning, Inc.	1,623,660	294,142
		12,085,849

Industrials 12.98%
General Electric Co.	3,348,937	1,084,252
RTX Corp.	5,514,099	990,663
Carrier Global Corp.	14,544,588	928,963
Union Pacific Corp.	2,835,042	744,595
General Dynamics Corp.	846,901	293,722
Illinois Tool Works, Inc.	1,160,681	287,013
Uber Technologies, Inc. (a)	3,361,842	236,674
		4,565,882

Health care 9.94%
Eli Lilly and Co.	1,003,229	1,108,568
UnitedHealth Group, Inc.	1,872,895	712,281
AbbVie, Inc.	2,180,525	474,744
Medtronic PLC	5,111,424	377,274
Vertex Pharmaceuticals, Inc. (a)	631,103	282,444
Amgen, Inc.	824,726	277,759
Abbott Laboratories	3,099,182	265,290
		3,498,360

Communication services 8.67%
Alphabet, Inc., Class A	3,324,036	1,264,264
Meta Platforms, Inc., Class A	1,850,556	1,170,495
Comcast Corp., Class A	24,814,167	617,128
		3,051,887

Consumer discretionary 7.91%
Royal Caribbean Cruises, Ltd.	3,510,796	999,278
Starbucks Corp.	8,008,507	794,124
Amazon.com, Inc. (a)	2,441,474	660,761
McDonald’s Corp.	1,173,698	327,696
		2,781,859

Financials 6.27%
Wells Fargo & Co.	9,019,423	699,366
JPMorgan Chase & Co.	2,226,652	666,459
Mastercard, Inc., Class A	928,767	458,793
Apollo Asset Management, Inc.	2,960,487	381,044
		2,205,662

10	Capital Group Equity Exchange-Traded Funds

Capital Group Dividend Value ETF (CGDV) (continued)
Common stocks (continued)	Shares	Value (000)

Consumer staples 5.99%
British American Tobacco PLC	15,129,756	$935,427
Philip Morris International, Inc.	3,059,990	542,781
Altria Group, Inc.	5,073,713	353,029
Mondelez International, Inc., Class A	4,514,282	276,139
		2,107,376

Materials 5.46%
Linde PLC	1,379,980	686,802
International Paper Co.	18,308,174	612,775
Smurfit Westrock PLC	8,777,087	361,177
Air Products and Chemicals, Inc.	935,662	260,694
		1,921,448

Energy 4.30%
Exxon Mobil Corp.	3,255,527	472,898
TC Energy Corp. (CAD denominated)	7,032,843	468,601
Canadian Natural Resources, Ltd.	6,342,694	287,768
Diamondback Energy, Inc.	1,485,796	284,500
		1,513,767

Real estate 1.03%
Prologis, Inc. REIT	2,533,351	363,460

Utilities 1.02%
NextEra Energy, Inc.	4,107,793	357,419
Total common stocks (cost: $28,917,530,000)		34,452,969
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 3.67% (b)(c)	6,956,134	695,544
Total short-term securities (cost: $695,544,000)		695,544
Total investment securities 99.91% (cost: $29,613,074,000)		35,148,513
Other assets less liabilities 0.09%		30,243
Net assets 100.00%		$35,178,756
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 3.67% (b)	$477,107	$7,685,525	$7,467,006	$(34)	$(48)	$695,544	$20,561

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Capital Group Equity Exchange-Traded Funds	11

Capital Group Dividend Value ETF (CGDV) (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

12	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (CGGE)
Investment portfolio May 31, 2026

Common stocks 96.69%	Shares	Value (000)
Information technology 30.55%
Broadcom, Inc.	324,866	$145,140
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	256,797	107,457
Microsoft Corp.	224,227	100,956
Apple, Inc.	284,422	88,757
SK hynix, Inc.	53,057	82,138
ASML Holding NV	47,368	76,510
NVIDIA Corp.	286,374	60,465
Micron Technology, Inc.	34,836	33,826
SAP SE	163,972	29,694
TDK Corp.	1,106,200	28,533
KLA Corp.	14,702	28,253
Applied Materials, Inc.	39,653	17,846
Keyence Corp.	30,200	15,190
Tokyo Electron, Ltd.	41,300	13,593
Amphenol Corp., Class A	67,301	10,012
Disco Corp.	19,900	8,133
NEC Corp.	292,200	7,528
		854,031

Industrials 17.37%
General Electric Co.	172,814	55,950
Safran SA	123,939	44,193
Rolls-Royce Holdings PLC	2,259,482	40,695
GE Vernova, Inc.	37,807	36,609
DSV A/S	95,741	24,048
Hitachi, Ltd.	723,000	23,452
Ingersoll-Rand, Inc.	297,313	21,299
Airbus SE, non-registered shares	92,268	19,340
ABB, Ltd.	168,414	18,042
RTX Corp.	98,591	17,713
Northrop Grumman Corp.	29,716	16,750
Caterpillar, Inc.	18,288	16,018
AMETEK, Inc.	68,475	15,465
Mitsubishi Corp.	478,600	15,221
HEICO Corp.	38,975	13,570
Bombardier, Inc., Class B (a)	60,115	13,560
Siemens AG	40,648	12,792
BAE Systems PLC	467,987	12,750
ITOCHU Corp.	991,600	12,051
United Rentals, Inc.	11,523	11,473
Ryanair Holdings PLC (ADR)	186,726	11,349
Epiroc AB, Class A	329,632	9,807
Paychex, Inc.	92,200	8,942
Rheinmetall AG, non-registered shares	5,069	7,647
IHI Corp.	402,300	6,988
		485,724

Financials 13.79%
JPMorgan Chase & Co.	193,308	57,859
DBS Group Holdings, Ltd.	736,900	36,284
UniCredit SpA	357,803	30,983
Mastercard, Inc., Class A	59,822	29,551
Visa, Inc., Class A	64,954	21,198
Standard Chartered PLC	769,934	20,670
Marsh & McLennan Cos., Inc.	119,248	19,076
Hong Kong Exchanges and Clearing, Ltd.	323,300	16,493
AIA Group, Ltd.	1,546,800	16,234
Skandinaviska Enskilda Banken AB, Class A	789,657	15,814
Aon PLC, Class A	47,472	15,004
Euronext NV	90,363	14,714
Deutsche Boerse AG	44,418	12,828

Capital Group Equity Exchange-Traded Funds	13

Capital Group Global Equity ETF (CGGE) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Munchener Ruckversicherungs-Gesellschaft AG	23,691	$12,499
S&P Global, Inc.	26,581	11,270
Arch Capital Group, Ltd. (a)	117,507	10,498
Japan Post Bank Co., Ltd.	536,200	10,332
Tokio Marine Holdings, Inc.	207,900	9,283
London Stock Exchange Group PLC	71,361	8,670
NatWest Group PLC	1,050,979	8,484
Arthur J. Gallagher & Co.	38,110	7,664
		385,408

Communication services 7.24%
Alphabet, Inc., Class A	386,580	147,032
Meta Platforms, Inc., Class A	59,512	37,642
Tencent Holdings, Ltd.	165,000	8,994
Nintendo Co., Ltd.	195,300	8,765
		202,433

Health care 7.12%
AstraZeneca PLC	251,455	46,738
Eli Lilly and Co.	20,569	22,729
Amgen, Inc.	64,119	21,595
Abbott Laboratories	215,664	18,461
BeOne Medicines, Ltd. (ADR) (a)	53,619	15,438
AbbVie, Inc.	69,260	15,079
Vertex Pharmaceuticals, Inc. (a)	26,824	12,005
Chugai Pharmaceutical Co., Ltd.	204,500	10,133
Danaher Corp.	54,429	9,943
EssilorLuxottica SA	45,612	9,318
HOYA Corp.	40,100	6,818
Merck & Co., Inc.	46,040	5,466
Novo Nordisk AS, Class B	114,599	5,239
		198,962

Consumer discretionary 5.76%
Amazon.com, Inc. (a)	207,020	56,028
Royal Caribbean Cruises, Ltd.	93,311	26,559
LVMH Moet Hennessy-Louis Vuitton SE	30,291	16,714
Hilton Worldwide Holdings, Inc.	48,783	15,984
Industria de Diseno Textil SA	220,371	13,700
Aramark	237,284	12,666
Sony Group Corp.	551,200	11,919
MercadoLibre, Inc. (a)	4,378	7,424
		160,994

Utilities 4.48%
Engie SA	1,000,008	30,875
RWE AG	433,230	27,570
CenterPoint Energy, Inc.	416,357	17,596
Constellation Energy Corp.	56,084	16,138
Atmos Energy Corp.	92,769	15,690
Veolia Environnement SA	265,650	10,761
SSE PLC	215,949	6,779
		125,409

Consumer staples 4.20%
Philip Morris International, Inc.	169,036	29,984
Danone SA	240,602	17,102

14	Capital Group Equity Exchange-Traded Funds

Capital Group Global Equity ETF (CGGE) (continued)
Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
L’Oreal SA, non-registered shares	33,419	$14,912
Nestle SA	137,248	13,968
British American Tobacco PLC	212,087	13,113
Costco Wholesale Corp.	11,024	10,542
Mondelez International, Inc., Class A	162,935	9,967
Keurig Dr Pepper, Inc.	264,545	7,944
		117,532

Energy 2.72%
TotalEnergies SE	425,197	37,286
Exxon Mobil Corp.	80,215	11,652
TC Energy Corp. (CAD denominated)	158,137	10,537
BP PLC	1,208,807	8,494
EQT Corp.	145,565	7,996
		75,965

Materials 2.57%
Linde PLC	39,492	19,655
Air Liquide SA	89,639	18,619
Barrick Mining Corp. (CAD denominated)	318,818	13,621
Glencore PLC (a)	1,588,424	12,146
Wheaton Precious Metals Corp. (CAD denominated)	57,440	7,723
		71,764

Real estate 0.89%
Welltower, Inc. REIT	121,117	24,869
Total common stocks (cost: $2,358,371,000)		2,703,091
Short-term securities 3.20%
Money market investments 3.20%
Capital Group Central Cash Fund 3.67% (b)(c)	893,969	89,388
Total short-term securities (cost: $89,388,000)		89,388
Total investment securities 99.89% (cost: $2,447,759,000)		2,792,479
Other assets less liabilities 0.11%		3,083
Net assets 100.00%		$2,795,562
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.20%
Money market investments 3.20%
Capital Group Central Cash Fund 3.67% (b)	$1,094	$392,995	$304,690	$(11)	$— (d)	$89,388	$1,643

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(d)	Amount less than one thousand.

Capital Group Equity Exchange-Traded Funds	15

Capital Group Global Equity ETF (CGGE) (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

16	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (CGGO)
Investment portfolio May 31, 2026

Common stocks 97.31%	Shares	Value (000)
Information technology 39.62%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,789,941	$749,001
Micron Technology, Inc.	663,359	644,122
SK hynix, Inc.	370,688	573,865
Broadcom, Inc.	936,715	418,496
Samsung Electronics Co., Ltd.	1,336,152	281,062
Western Digital Corp.	522,568	277,593
ASML Holding NV	164,332	265,434
Microsoft Corp.	514,186	231,507
NVIDIA Corp.	747,167	157,757
Intel Corp. (a)	967,339	110,934
AppLovin Corp., Class A (a)	148,657	91,140
Ciena Corp. (a)	146,530	85,021
Apple, Inc.	271,014	84,573
Cloudflare, Inc., Class A (a)	296,413	71,679
Corning, Inc.	392,471	71,100
EPAM Systems, Inc. (a)	614,231	62,934
Seagate Technology Holdings PLC	71,156	62,603
Shopify, Inc., Class A, subordinate voting shares (a)	504,703	59,913
Hewlett Packard Enterprise Co.	1,220,467	52,529
Dassault Systemes SE	1,975,694	43,335
Capgemini SE (a)	316,941	37,689
KLA Corp.	19,125	36,753
Ubiquiti, Inc.	58,251	34,010
		4,503,050

Industrials 14.31%
Siemens AG	467,263	147,045
Airbus SE, non-registered shares	541,314	113,461
Boeing Co. (The) (a)	450,472	104,127
General Electric Co.	296,841	96,105
Comfort Systems USA, Inc.	52,279	95,577
ATI, Inc. (a)	542,756	95,069
Rocket Lab Corp. (a)	613,243	87,988
Safran SA	246,478	87,886
Ryanair Holdings PLC (ADR)	1,433,591	87,134
GE Vernova, Inc.	88,887	86,071
Saab AB, Class B	1,345,354	82,953
ASSA ABLOY AB, Class B	1,951,425	70,317
TransDigm Group, Inc.	54,995	69,201
Core & Main, Inc., Class A (a)	1,316,475	65,100
Hanwha Aerospace Co., Ltd.	81,155	63,168
DSV A/S	231,783	58,219
FTAI Aviation, Ltd.	223,576	58,206
Bloom Energy Corp., Class A (a)	177,127	50,481
GT Capital Holdings, Inc.	6,334,510	49,362
Copart, Inc. (a)	1,467,076	48,076
Alliance Global Group, Inc.	79,922,900	10,821
		1,626,367

Financials 10.62%
Aon PLC, Class A	522,818	165,242
Citigroup, Inc.	1,279,664	161,110
3i Group PLC	4,084,955	125,152
Prudential PLC	8,241,690	118,927
Banco Bilbao Vizcaya Argentaria SA	4,931,422	115,673
Societe Generale	1,275,799	106,592
Visa, Inc., Class A	305,494	99,701
Brookfield Corp., Class A	1,911,820	87,160
Fiserv, Inc. (a)	1,426,141	80,662

Capital Group Equity Exchange-Traded Funds	17

Capital Group Global Growth Equity ETF (CGGO) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Aviva PLC	7,342,677	$60,636
Adyen NV (a)	54,575	59,792
CVC Capital Partners PLC	1,629,763	26,119
		1,206,766

Consumer discretionary 9.70%
Starbucks Corp.	1,579,095	156,583
Prosus NV, Class N	2,423,607	110,305
LKQ Corp.	3,087,345	83,729
Amazon.com, Inc. (a)	307,270	83,160
MercadoLibre, Inc. (a)	47,264	80,143
Booking Holdings, Inc.	438,689	73,450
Chipotle Mexican Grill, Inc. (a)	2,167,878	69,069
General Motors Co.	826,988	68,838
LVMH Moet Hennessy-Louis Vuitton SE	111,293	61,408
MGM China Holdings, Ltd.	43,702,188	59,947
Restaurant Brands International, Inc.	760,633	56,910
Trip.com Group, Ltd. (ADR) (a)	1,102,633	52,298
Compagnie Financiere Richemont SA, Class A	232,614	50,334
Renault SA	1,421,081	49,047
Industria de Diseno Textil SA	756,869	47,054
		1,102,275

Health care 8.34%
Vertex Pharmaceuticals, Inc. (a)	288,619	129,169
UnitedHealth Group, Inc.	309,515	117,712
Eli Lilly and Co.	90,722	100,248
Argenx SE (ADR) (a)	98,620	82,445
Thermo Fisher Scientific, Inc.	150,078	73,915
Regeneron Pharmaceuticals, Inc.	105,486	64,851
Sanofi	725,394	63,703
Pfizer, Inc.	2,249,751	58,898
Cigna Group (The)	198,829	55,155
Haleon PLC	10,040,951	45,529
Centene Corp. (a)	730,673	43,548
Novo Nordisk AS, Class B	949,939	43,429
EssilorLuxottica SA	203,606	41,596
Bayer AG	658,435	28,055
		948,253

Communication services 5.89%
Alphabet, Inc., Class A	899,192	341,999
Meta Platforms, Inc., Class A	245,057	155,001
Publicis Groupe SA	1,130,421	110,413
Bharti Airtel, Ltd.	3,231,009	62,205
		669,618

Consumer staples 3.78%
Nestle SA	1,117,536	113,736
Costco Wholesale Corp.	87,906	84,066
Monster Beverage Corp. (a)	772,970	68,083
Carrefour SA, non-registered shares	3,515,980	65,760
Philip Morris International, Inc.	296,480	52,590
Pernod Ricard SA	612,718	45,325
		429,560

18	Capital Group Equity Exchange-Traded Funds

Capital Group Global Growth Equity ETF (CGGO) (continued)
Common stocks (continued)		Shares	Value (000)

Materials 3.51%
Lynas Rare Earths, Ltd. (a)		6,074,729	$83,788
Agnico Eagle Mines, Ltd.		451,324	82,981
Linde PLC		156,811	78,043
Vale SA, ordinary nominative shares		3,548,694	58,261
Glencore PLC (a)		6,454,264	49,353
Amcor PLC		1,215,060	47,169
			399,595

Energy 1.54%
Canadian Natural Resources, Ltd. (CAD denominated)		2,078,542	94,530
TotalEnergies SE		914,826	80,221
			174,751
Total common stocks (cost: $8,455,361,000)			11,060,235
Short-term securities 1.55%
Money market investments 0.80%
Capital Group Central Cash Fund 3.67% (b)(c)		911,266	91,118
	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 0.75%
Nestle Finance International, Ltd. 6/2/2026	3.478%	USD 50,000	49,980
OMERS Finance Trust 6/4/2026	3.532	15,000	14,991
OMERS Finance Trust 6/9/2026	3.570	20,000	19,977
			84,948
Total short-term securities (cost: $176,089,000)			176,066
Total investment securities 98.86% (cost: $8,631,450,000)			11,236,301
Other assets less liabilities 1.14%			129,274
Net assets 100.00%			$11,365,575
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 0.80%
Money market investments 0.80%
Capital Group Central Cash Fund 3.67% (b)	$714	$2,640,837	$2,550,413	$(21)	$1	$91,118	$5,828

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	19

Capital Group Growth ETF (CGGR)
Investment portfolio May 31, 2026

Common stocks 97.33%	Shares	Value (000)
Information technology 36.58%
Broadcom, Inc.	2,954,729	$1,320,084
NVIDIA Corp.	5,991,112	1,264,963
Micron Technology, Inc.	1,219,415	1,184,052
Microsoft Corp.	2,367,307	1,065,856
Apple, Inc.	1,413,088	440,968
Cloudflare, Inc., Class A (a)	1,660,281	401,489
Shopify, Inc., Class A, subordinate voting shares (a)	3,339,761	396,463
SK hynix, Inc.	255,754	395,935
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	862,299	360,829
Intel Corp. (a)	2,534,046	290,605
KLA Corp.	147,852	284,129
Strategy, Inc., Class A (a)	1,583,609	251,936
Salesforce, Inc.	1,140,012	217,856
Amphenol Corp., Class A	1,386,028	206,186
ASML Holding NV (ADR)	125,502	202,405
Fair Isaac Corp. (a)	155,499	194,466
AppLovin Corp., Class A (a)	227,874	139,707
Cerebras Systems, Inc., Class A (a)	523,268	124,009
Akamai Technologies, Inc. (a)	796,641	119,130
Constellation Software, Inc.	53,855	110,270
Coherent Corp. (a)	111,681	40,369
		9,011,707

Communication services 16.04%
Meta Platforms, Inc., Class A	2,736,941	1,731,143
Alphabet, Inc., Class C	2,176,010	819,116
Alphabet, Inc., Class A	1,958,320	744,827
Netflix, Inc. (a)	5,303,032	456,167
Live Nation Entertainment, Inc. (a)	830,375	139,843
ROBLOX Corp., Class A (a)	1,291,330	60,886
		3,951,982

Consumer discretionary 13.78%
Tesla, Inc. (a)	3,285,953	1,431,985
Amazon.com, Inc. (a)	2,441,889	660,873
D.R. Horton, Inc.	1,314,419	193,338
Chipotle Mexican Grill, Inc. (a)	5,895,182	187,820
Royal Caribbean Cruises, Ltd.	649,656	184,912
DoorDash, Inc., Class A (a)	786,893	125,344
Aramark	2,094,251	111,791
Carvana Co., Class A (a)	1,443,520	105,377
NIKE, Inc., Class B	2,179,121	100,741
Burlington Stores, Inc. (a)	286,866	92,896
Hermes International	41,908	79,188
Norwegian Cruise Line Holdings, Ltd. (a)	3,401,785	62,389
Wayfair, Inc., Class A (a)	829,815	59,962
		3,396,616

Health care 9.17%
Eli Lilly and Co.	398,841	440,719
Intuitive Surgical, Inc. (a)	981,055	416,595
Vertex Pharmaceuticals, Inc. (a)	846,908	379,025
Alnylam Pharmaceuticals, Inc. (a)	613,330	185,214
UnitedHealth Group, Inc.	361,067	137,317
Amgen, Inc.	397,072	133,730
Thermo Fisher Scientific, Inc.	262,078	129,076
HCA Healthcare, Inc.	290,273	109,880
Moderna, Inc. (a)	2,080,817	98,194

20	Capital Group Equity Exchange-Traded Funds

Capital Group Growth ETF (CGGR) (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
Ionis Pharmaceuticals, Inc. (a)	1,150,284	$87,997
Mettler-Toledo International, Inc. (a)	67,285	79,435
Guardant Health, Inc. (a)	472,773	61,314
		2,258,496

Industrials 7.88%
TransDigm Group, Inc.	391,432	492,547
General Electric Co.	825,990	267,422
Quanta Services, Inc.	339,652	241,740
Uber Technologies, Inc. (a)	1,999,029	140,732
Caterpillar, Inc.	152,237	133,340
FTAI Aviation, Ltd.	487,404	126,891
Republic Services, Inc.	575,350	115,323
GE Vernova, Inc.	114,976	111,334
Northrop Grumman Corp.	153,233	86,374
United Airlines Holdings, Inc. (a)	720,942	82,764
Airbus SE, non-registered shares	355,235	74,458
Rocket Lab Corp. (a)	447,598	64,221
Bombardier, Inc., Class B (a)	18,400	4,151
		1,941,297

Financials 6.20%
Visa, Inc., Class A	1,749,965	571,119
Bank of America Corp.	3,411,655	176,041
KKR & Co., Inc.	1,819,204	174,535
Affirm Holdings, Inc., Class A (a)	1,862,714	137,189
Block, Inc., Class A (a)	1,637,782	124,013
Toast, Inc., Class A (a)	3,679,569	95,779
Apollo Asset Management, Inc.	716,287	92,193
Mastercard, Inc., Class A	174,962	86,428
Rocket Companies, Inc., Class A (a)	4,786,022	69,445
		1,526,742

Materials 2.25%
Wheaton Precious Metals Corp.	1,519,317	201,462
Grupo Mexico, SAB de CV, Series B	12,392,418	153,853
Glencore PLC (a)	13,154,430	100,586
Albemarle Corp.	553,879	97,715
		553,616

Energy 2.07%
EOG Resources, Inc.	1,405,293	187,438
Baker Hughes Co., Class A	2,264,234	144,639
Diamondback Energy, Inc.	515,967	98,798
Canadian Natural Resources, Ltd. (CAD denominated)	1,771,318	80,558
		511,433

Consumer staples 2.05%
Performance Food Group Co. (a)	2,111,551	207,333
Philip Morris International, Inc.	846,853	150,215
Costco Wholesale Corp.	153,538	146,831
		504,379

Capital Group Equity Exchange-Traded Funds	21

Capital Group Growth ETF (CGGR) (continued)
Common stocks (continued)	Shares	Value (000)

Real estate 0.96%
Welltower, Inc. REIT	598,925	$122,977
Zillow Group, Inc., Class C, nonvoting shares (a)	1,634,516	57,208
CoStar Group, Inc. (a)	1,766,090	56,868
		237,053

Utilities 0.35%
Constellation Energy Corp.	297,324	85,555
Total common stocks (cost: $18,379,651,000)		23,978,876
Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	4,185	— (c)
Total rights & warrants (cost: $0)		— (c)
Short-term securities 1.96%
Money market investments 1.96%
Capital Group Central Cash Fund 3.67% (d)(e)	4,839,114	483,863
Total short-term securities (cost: $483,863,000)		483,863
Total investment securities 99.29% (cost: $18,863,514,000)		24,462,739
Other assets less liabilities 0.71%		173,822
Net assets 100.00%		$24,636,561
Investments in affiliates (e)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 1.96%
Money market investments 1.96%
Capital Group Central Cash Fund 3.67% (d)	$419,993	$3,631,061	$3,567,216	$54	$(29)	$483,863	$12,675

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Rate represents the seven-day yield at 5/31/2026.
(e)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

22	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (CGIC)
Investment portfolio May 31, 2026

Common stocks 97.09%	Shares	Value (000)
Information technology 19.69%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	263,094	$110,092
MediaTek, Inc.	381,000	52,421
ASML Holding NV	32,039	51,750
Samsung Electronics Co., Ltd.	221,099	46,509
SK hynix, Inc.	27,398	42,415
Broadcom, Inc.	29,388	13,130
ASMPT, Ltd.	497,200	12,308
Tokyo Electron, Ltd.	29,900	9,841
SAP SE	49,112	8,894
Kioxia Holdings Corp. (a)	11,100	4,589
Dassault Systemes SE	195,080	4,279
Lenovo Group, Ltd.	1,334,000	4,085
Shopify, Inc., Class A, subordinate voting shares (CAD denominated) (a)	28,074	3,348
Baidu, Inc., Class A (a)	184,400	3,059
Accton Technology Corp.	39,000	3,025
Jentech Precision Industrial Co., Ltd.	16,000	1,811
		371,556

Financials 18.66%
UniCredit SpA	303,067	26,244
DBS Group Holdings, Ltd.	359,600	17,706
CaixaBank SA, non-registered shares	1,285,247	17,390
AIA Group, Ltd.	1,650,000	17,317
HSBC Holdings PLC	767,257	14,400
Japan Post Bank Co., Ltd.	671,800	12,945
BNP Paribas SA	118,864	12,887
Banco Bilbao Vizcaya Argentaria SA	537,011	12,596
Skandinaviska Enskilda Banken AB, Class A	605,329	12,122
Bank Hapoalim BM	422,969	10,876
Societe Generale	125,193	10,460
Prudential PLC	723,461	10,439
KB Financial Group, Inc.	95,405	9,534
Resona Holdings, Inc.	691,100	8,850
PICC Property and Casualty Co., Ltd., Class H	4,680,000	8,689
Euronext NV	52,084	8,481
AXA SA	166,922	7,735
Canadian Imperial Bank of Commerce	68,438	7,471
Deutsche Boerse AG	25,231	7,287
NatWest Group PLC	895,141	7,226
Axis Bank, Ltd.	488,377	6,614
Banco Santander SA	518,769	6,491
Hiscox, Ltd.	250,823	5,908
Bank Leumi le-Israel BM	229,581	5,823
Aviva PLC	687,965	5,681
Zurich Insurance Group AG	7,606	5,428
Mizuho Financial Group, Inc.	115,000	5,195
Tokio Marine Holdings, Inc.	115,400	5,153
Tryg A/S	216,442	5,094
Kotak Mahindra Bank, Ltd.	1,239,505	5,013
Saudi National Bank (The)	444,842	4,671
Credicorp, Ltd.	13,488	4,621
CVC Capital Partners PLC	283,635	4,546
HDFC Bank, Ltd.	506,290	3,968
Hana Financial Group, Inc.	51,406	3,926
Hong Kong Exchanges and Clearing, Ltd.	75,600	3,857
Pluxee NV	278,332	3,850
3i Group PLC	119,957	3,675
Grupo Financiero Banorte, SAB de CV, Series O	348,863	3,638
London Stock Exchange Group PLC	28,693	3,486
XP, Inc., Class A	202,233	3,371
Plus500, Ltd.	52,613	3,140

Capital Group Equity Exchange-Traded Funds	23

Capital Group International Core Equity ETF (CGIC) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	4,618,000	$3,052
Etoro Group, Ltd., Class A (a)	68,589	2,879
Abu Dhabi Islamic Bank PJSC	424,307	2,364
		352,099

Industrials 13.69%
BAE Systems PLC	1,187,054	32,340
Airbus SE, non-registered shares	94,286	19,762
Ryanair Holdings PLC (ADR)	317,775	19,314
Siemens AG	58,494	18,408
Deutsche Post AG	246,535	14,723
ITOCHU Corp.	845,300	10,273
Safran SA	26,031	9,282
Diploma PLC	94,481	8,894
Hitachi, Ltd.	272,300	8,832
Singapore Technologies Engineering, Ltd.	825,700	7,363
ABB, Ltd.	61,349	6,572
Rolls-Royce Holdings PLC	360,952	6,501
Schneider Electric SE	20,043	6,311
Copa Holdings SA, Class A	43,407	6,202
ASSA ABLOY AB, Class B	169,471	6,107
Techtronic Industries Co., Ltd.	406,000	6,025
DSV A/S	23,973	6,021
Deutsche Lufthansa AG	585,911	5,864
Recruit Holdings Co., Ltd.	87,600	5,814
Mitsui & Co., Ltd.	158,400	5,261
Komatsu, Ltd.	121,200	5,005
VAT Group AG	6,071	4,751
SPIE SA	79,903	4,557
RELX PLC	129,388	4,269
Bombardier, Inc., Class B (a)	17,971	4,054
Hanwha Aerospace Co., Ltd.	4,991	3,885
Contemporary Amperex Technology Co., Ltd., Class A	59,600	3,733
Kingspan Group PLC	40,465	3,710
Daikin Industries, Ltd.	23,000	3,363
SGH, Ltd.	111,779	3,310
SMC Corp.	7,100	3,081
Taisei Corp.	29,400	2,586
Fujikura, Ltd.	72,300	2,166
		258,339

Materials 8.33%
Glencore PLC (a)	2,666,704	20,391
Barrick Mining Corp.	462,432	19,677
BASF SE	253,555	15,030
Vale SA (ADR), ordinary nominative shares	761,420	12,373
Agnico Eagle Mines, Ltd.	53,534	9,843
Heidelberg Materials AG, non-registered shares	42,148	9,380
Valterra Platinum, Ltd.	110,710	9,217
Amcor PLC	120,086	4,662
Amcor PLC (CDI)	104,070	4,109
Mitsubishi Chemical Group Corp.	926,200	6,670
Norsk Hydro ASA	526,770	6,449
Linde PLC	12,864	6,402
Nutrien, Ltd.	78,752	5,393
Southern Copper Corp.	26,652	5,098
Grupo Mexico, SAB de CV, Series B	390,226	4,845
Pan American Silver Corp.	76,428	4,356
Anhui Conch Cement Co., Ltd., Class H	1,769,000	4,296

24	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (CGIC) (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Impala Platinum Holdings, Ltd.	266,820	$3,815
Saudi Basic Industries Corp., non-registered shares	191,171	2,914
Aura Minerals, Inc.	30,585	2,363
		157,283

Consumer staples 7.46%
British American Tobacco PLC	380,546	23,528
Nestle SA	191,126	19,452
KT&G Corp.	144,659	17,730
Philip Morris International, Inc.	99,637	17,674
Imperial Brands PLC	241,151	8,755
Arca Continental, SAB de CV	669,248	8,690
Carrefour SA, non-registered shares	439,292	8,216
Carlsberg A/S, Class B	58,149	7,817
L’Oreal SA, non-registered shares	17,080	7,621
Pernod Ricard SA	76,240	5,640
Danone SA	70,824	5,034
Diageo PLC	237,487	4,911
Anheuser-Busch InBev SA/NV	47,630	3,833
Ocado Group PLC (a)	624,988	1,877
		140,778

Consumer discretionary 7.09%
Industria de Diseno Textil SA	407,007	25,303
Trip.com Group, Ltd. (ADR) (a)	277,684	13,171
Prosus NV, Class N	209,956	9,556
H World Group, Ltd. (ADR)	188,848	8,478
Compagnie Generale des Etablissements Michelin	225,848	8,301
Renault SA	233,679	8,065
MGM China Holdings, Ltd.	5,506,400	7,553
LVMH Moet Hennessy-Louis Vuitton SE	13,545	7,474
Nitori Holdings Co., Ltd.	448,400	7,372
Compagnie Financiere Richemont SA, Class A	30,720	6,647
Amadeus IT Group SA, Class A, non-registered shares	87,007	5,555
ANTA Sports Products, Ltd.	502,400	4,859
Paltac Corp.	111,100	4,625
Moncler SpA	55,224	3,598
InterContinental Hotels Group PLC	23,310	3,593
Entain PLC	478,550	3,440
Li Ning Co., Ltd.	1,404,500	3,262
Hyundai Motor Co.	6,038	2,897
		133,749

Communication services 6.27%
Koninklijke KPN NV	3,351,351	17,458
Orange	746,079	15,607
Singapore Telecommunications, Ltd.	3,977,900	13,527
Tencent Holdings, Ltd.	234,200	12,767
BT Group PLC	4,419,216	12,426
Bharti Airtel, Ltd.	450,860	8,680
NetEase, Inc.	306,800	7,599
America Movil, SAB de CV, Class B (ADR)	177,301	4,500
MTN Group, Ltd.	332,542	4,446
Nintendo Co., Ltd.	91,700	4,116
Nippon Television Holdings, Inc.	228,500	4,074
Publicis Groupe SA	38,859	3,795

Capital Group Equity Exchange-Traded Funds	25

Capital Group International Core Equity ETF (CGIC) (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Swisscom AG	4,364	$3,738
Advanced Info Service PCL, foreign registered shares	310,800	3,371
HYBE Co., Ltd.	15,405	2,249
		118,353

Energy 5.42%
TotalEnergies SE	432,085	37,889
Cenovus Energy, Inc.	510,002	14,079
Canadian Natural Resources, Ltd. (CAD denominated)	279,611	12,717
Cameco Corp.	101,587	11,415
Shell PLC	210,598	8,843
SLB, Ltd.	81,724	4,458
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	208,250	3,909
Tourmaline Oil Corp.	76,681	3,505
TC Energy Corp. (CAD denominated)	44,444	2,961
Gaztransport & Technigaz SA	10,842	2,503
		102,279

Health care 5.27%
AstraZeneca PLC	185,924	34,558
Sanofi	183,623	16,125
Roche Holding AG, nonvoting shares	33,755	14,241
Novo Nordisk AS, Class B	240,383	10,990
Bayer AG	185,183	7,890
Takeda Pharmaceutical Co., Ltd.	195,200	6,273
EssilorLuxottica SA	24,741	5,054
Chugai Pharmaceutical Co., Ltd.	68,200	3,380
Grifols SA, Class B (ADR)	120,713	948
		99,459

Utilities 3.55%
SSE PLC	657,967	20,655
Engie SA	488,859	15,093
RWE AG	183,350	11,668
Iberdrola SA, non-registered shares	457,241	10,400
Brookfield Infrastructure Partners, LP	131,725	5,152
Adani Power, Ltd. (a)	1,587,336	4,066
		67,034

Real estate 1.66%
Mitsubishi Estate Co., Ltd.	430,900	10,974
CK Asset Holdings, Ltd.	1,156,000	6,983
China Resources Land, Ltd.	1,178,000	5,309
Link REIT	949,500	4,892
Prologis Property Mexico, SA de CV, REIT	653,381	3,142
		31,300
Total common stocks (cost: $1,587,716,000)		1,832,229

26	Capital Group Equity Exchange-Traded Funds

Capital Group International Core Equity ETF (CGIC) (continued)
Short-term securities 2.91%	Shares	Value (000)
Money market investments 2.91%
Capital Group Central Cash Fund 3.67% (b)(c)	549,567	$54,951
Total short-term securities (cost: $54,952,000)		54,951
Total investment securities 100.00% (cost: $1,642,668,000)		1,887,180
Other assets less liabilities 0.00%		77
Net assets 100.00%		$1,887,257
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.91%
Money market investments 2.91%
Capital Group Central Cash Fund 3.67% (b)	$6,696	$256,825	$208,567	$(2)	$(1)	$54,951	$806

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	27

Capital Group International Equity ETF (CGIE)
Investment portfolio May 31, 2026

Common stocks 96.61%	Shares	Value (000)
Industrials 25.17%
Rolls-Royce Holdings PLC	2,809,753	$50,606
Safran SA	124,223	44,294
BAE Systems PLC	1,477,504	40,253
DSV A/S	157,912	39,664
Airbus SE, non-registered shares	188,826	39,578
ABB, Ltd.	353,700	37,892
Mitsubishi Corp.	1,157,500	36,811
Hitachi, Ltd.	941,900	30,552
Marubeni Corp.	929,500	30,325
Siemens AG	88,556	27,868
Recruit Holdings Co., Ltd.	418,500	27,775
Schneider Electric SE	81,958	25,806
Ryanair Holdings PLC (ADR)	398,386	24,214
ITOCHU Corp.	1,885,400	22,913
Compagnie de Saint-Gobain SA, non-registered shares	202,154	18,453
Mitsubishi Electric Corp.	430,400	17,722
MTU Aero Engines AG	47,170	17,237
Kingspan Group PLC	185,644	17,020
Daikin Industries, Ltd.	108,000	15,790
		564,773

Financials 20.66%
Skandinaviska Enskilda Banken AB, Class A	2,399,206	48,046
UniCredit SpA	515,817	44,666
Hong Kong Exchanges and Clearing, Ltd.	715,400	36,496
Euronext NV	221,954	36,141
Resona Holdings, Inc.	2,809,000	35,971
DBS Group Holdings, Ltd.	644,000	31,709
AIA Group, Ltd.	2,746,200	28,822
Banco Santander SA	2,281,413	28,548
NatWest Group PLC	3,439,044	27,760
Banco Bilbao Vizcaya Argentaria SA	1,147,826	26,924
Deutsche Boerse AG	81,912	23,656
Munchener Ruckversicherungs-Gesellschaft AG	43,943	23,183
BNP Paribas SA	193,222	20,949
Tokio Marine Holdings, Inc.	440,800	19,681
Standard Chartered PLC	679,639	18,246
London Stock Exchange Group PLC	104,704	12,721
		463,519

Information technology 17.76%
ASML Holding NV	65,589	105,941
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	156,290	65,400
SK hynix, Inc.	28,611	44,293
SAP SE	212,526	38,487
Tokyo Electron, Ltd.	110,500	36,370
Halma PLC	480,525	30,298
Keyence Corp.	50,800	25,552
Shopify, Inc., Class A, subordinate voting shares (a)	198,017	23,507
Fujitsu, Ltd.	685,700	14,501
Disco Corp.	34,300	14,018
		398,367

Health care 7.11%
AstraZeneca PLC	324,571	60,329
Chugai Pharmaceutical Co., Ltd.	551,600	27,333
Novo Nordisk AS, Class B	477,323	21,822

28	Capital Group Equity Exchange-Traded Funds

Capital Group International Equity ETF (CGIE) (continued)
Common stocks (continued)	Shares	Value (000)
Health care (continued)
HOYA Corp.	116,300	$19,775
EssilorLuxottica SA	93,126	19,025
BeOne Medicines, Ltd. (ADR) (a)	38,688	11,139
		159,423

Consumer staples 6.56%
Nestle SA	315,965	32,157
British American Tobacco PLC	476,864	29,483
L’Oreal SA, non-registered shares	59,523	26,559
Imperial Brands PLC	587,704	21,338
Anheuser-Busch InBev SA/NV	259,897	20,917
Danone SA	236,177	16,788
		147,242

Utilities 6.10%
Engie SA	1,576,957	48,688
RWE AG	749,499	47,697
Iberdrola SA, non-registered shares	1,778,150	40,444
		136,829

Consumer discretionary 4.78%
Amadeus IT Group SA, Class A, non-registered shares	420,405	26,842
Industria de Diseno Textil SA	426,586	26,520
Sony Group Corp.	1,094,300	23,664
LVMH Moet Hennessy-Louis Vuitton SE	36,176	19,961
MercadoLibre, Inc. (a)	6,084	10,316
		107,303

Materials 3.80%
Barrick Mining Corp.	575,743	24,498
Glencore PLC (a)	3,185,662	24,359
Antofagasta PLC	349,253	19,274
Shin-Etsu Chemical Co., Ltd.	353,300	17,210
		85,341

Energy 3.55%
TotalEnergies SE	907,746	79,600

Communication services 1.12%
Tencent Holdings, Ltd.	265,500	14,473
Nintendo Co., Ltd.	238,900	10,722
		25,195
Total common stocks (cost: $1,890,192,000)		2,167,592
Short-term securities 3.17%
Money market investments 3.17%
Capital Group Central Cash Fund 3.67% (b)(c)	710,429	71,036
Total short-term securities (cost: $71,036,000)		71,036
Total investment securities 99.78% (cost: $1,961,228,000)		2,238,628
Other assets less liabilities 0.22%		5,009
Net assets 100.00%		$2,243,637

Capital Group Equity Exchange-Traded Funds	29

Capital Group International Equity ETF (CGIE) (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.17%
Money market investments 3.17%
Capital Group Central Cash Fund 3.67% (b)	$31,921	$321,182	$282,066	$1	$(2)	$71,036	$1,745

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
Refer to the notes to financial statements.

30	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (CGXU)
Investment portfolio May 31, 2026

Common stocks 95.50%	Shares	Value (000)
Information technology 20.26%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,654,000	$425,059
SK hynix, Inc.	131,419	203,451
Samsung Electronics Co., Ltd.	918,055	193,114
ASML Holding NV	93,769	151,459
Tokyo Electron, Ltd.	432,000	142,187
ARM Holdings PLC (ADR) (a)	275,997	97,507
Murata Manufacturing Co., Ltd.	781,900	47,253
		1,260,030

Industrials 15.22%
Airbus SE, non-registered shares	625,266	131,057
Hitachi, Ltd.	3,114,800	101,033
Recruit Holdings Co., Ltd.	1,404,100	93,186
Techtronic Industries Co., Ltd.	4,863,500	72,175
Vestas Wind Systems AS	2,406,898	67,631
Rolls-Royce Holdings PLC	3,734,937	67,269
MTU Aero Engines AG	169,596	61,976
Diploma PLC	608,525	57,283
Siemens AG	146,554	46,120
Melrose Industries PLC	7,031,684	44,573
Marubeni Corp.	1,315,700	42,925
Localiza Rent a Car SA, ordinary nominative shares	4,732,731	39,423
RELX PLC	1,173,616	38,722
Siemens Energy AG	166,834	31,766
WEG SA	3,037,912	26,558
IHI Corp.	1,443,500	25,074
		946,771

Materials 14.15%
First Quantum Minerals, Ltd. (a)	10,342,842	318,391
Grupo Mexico, SAB de CV, Series B	9,075,055	112,667
Anglo American PLC	1,950,291	104,743
Lundin Mining Corp.	3,316,115	99,052
Ivanhoe Mines, Ltd., Class A (a)	8,377,007	74,191
Shin-Etsu Chemical Co., Ltd.	1,153,800	56,203
Glencore PLC (a)	5,668,648	43,346
Nippon Steel Corp.	11,072,300	39,391
Buzzi SpA	587,903	31,886
		879,870

Financials 12.36%
Mizuho Financial Group, Inc.	2,011,600	90,877
Banco Bilbao Vizcaya Argentaria SA	3,789,464	88,887
KB Financial Group, Inc.	769,563	76,905
3i Group PLC	2,455,177	75,220
Nu Holdings, Ltd., Class A (a)	5,444,073	71,481
AIA Group, Ltd.	6,494,200	68,158
Standard Chartered PLC	2,467,571	66,245
Tokio Marine Holdings, Inc.	1,396,600	62,357
Munchener Ruckversicherungs-Gesellschaft AG	112,199	59,192
Japan Post Bank Co., Ltd.	2,419,000	46,614
Brookfield Corp., Class A (CAD denominated)	726,870	33,115
Abu Dhabi Islamic Bank PJSC	5,366,719	29,894
		768,945

Communication services 9.82%
SoftBank Group Corp.	8,412,200	395,666
Tencent Holdings, Ltd.	1,452,100	79,156

Capital Group Equity Exchange-Traded Funds	31

Capital Group International Focus Equity ETF (CGXU) (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Bharti Airtel, Ltd.	3,655,615	$70,380
Singapore Telecommunications, Ltd.	11,648,400	39,612
Publicis Groupe SA	269,489	26,322
		611,136

Consumer discretionary 7.01%
Compagnie Financiere Richemont SA, Class A	336,488	72,811
Fast Retailing Co., Ltd.	126,700	65,496
Moncler SpA	981,314	63,938
MercadoLibre, Inc. (a)	25,317	42,929
Hyundai Motor Co.	86,271	41,389
Maruti Suzuki India, Ltd.	288,226	39,827
Industria de Diseno Textil SA	617,370	38,381
Sea, Ltd., Class A (ADR) (a)	421,709	38,177
Kering SA	111,677	33,262
		436,210

Energy 6.50%
Canadian Natural Resources, Ltd. (CAD denominated)	4,105,088	186,697
Cenovus Energy, Inc.	5,052,981	139,496
Reliance Industries, Ltd.	5,616,943	78,117
		404,310

Consumer staples 4.15%
British American Tobacco PLC (ADR)	1,451,713	89,701
Nestle SA	639,567	65,092
L’Oreal SA, non-registered shares	96,632	43,118
Danone SA	479,476	34,081
JBS NV (BDR)	2,168,831	26,226
		258,218

Health care 3.63%
Novo Nordisk AS, Class B	3,342,101	152,794
Argenx SE, non-registered shares (a)	87,507	73,040
		225,834

Utilities 2.40%
Engie SA	2,266,507	69,977
Gulf Development PCL	25,392,467	48,374
SSE PLC	980,251	30,772
		149,123
Total common stocks (cost: $4,269,305,000)		5,940,447
Preferred securities 0.70%
Financials 0.70%
Itau Unibanco Holding SA, preferred nominative shares	5,539,968	43,972
Total preferred securities (cost: $47,699,000)		43,972

32	Capital Group Equity Exchange-Traded Funds

Capital Group International Focus Equity ETF (CGXU) (continued)
Short-term securities 3.67%	Shares	Value (000)
Money market investments 3.67%
Capital Group Central Cash Fund 3.67% (b)(c)	2,282,700	$228,247
Total short-term securities (cost: $228,246,000)		228,247
Total investment securities 99.87% (cost: $4,545,250,000)		6,212,666
Other assets less liabilities 0.13%		7,861
Net assets 100.00%		$6,220,527
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.67%
Money market investments 3.67%
Capital Group Central Cash Fund 3.67% (b)	$140,081	$1,753,459	$1,665,310	$26	$(9)	$228,247	$4,416

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	33

Capital Group New Geography Equity ETF (CGNG)
Investment portfolio May 31, 2026

Common stocks 96.42%	Shares	Value (000)
Information technology 34.04%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	609,505	$255,047
SK hynix, Inc.	115,770	179,225
Samsung Electronics Co., Ltd.	294,785	62,009
Broadcom, Inc.	116,347	51,980
NVIDIA Corp.	173,445	36,621
Microsoft Corp.	70,116	31,569
ASML Holding NV	12,850	20,756
ASML Holding NV (ADR)	3,530	5,693
Tokyo Electron, Ltd.	64,000	21,065
MediaTek, Inc.	145,000	19,950
Delta Electronics, Inc.	240,000	18,732
KLA Corp.	7,736	14,866
Elite Material Co., Ltd.	78,000	12,749
Corning, Inc.	68,216	12,358
Accton Technology Corp.	125,000	9,697
Baidu, Inc., Class A (a)	570,100	9,457
NAURA Technology Group Co., Ltd., Class A	79,600	7,407
Zhongji Innolight Co., Ltd., Class A	42,000	7,205
Micron Technology, Inc.	6,741	6,545
Cloudflare, Inc., Class A (a)	26,994	6,528
eMemory Technology, Inc.	55,000	5,987
Seagate Technology Holdings PLC	6,182	5,439
ASE Technology Holding Co., Ltd.	238,000	4,642
Xiaomi Corp., Class B (a)	1,196,400	4,281
Intel Corp. (a)	34,859	3,998
Kokusai Electric Corp.	68,300	3,521
Apple, Inc.	10,366	3,235
Capgemini SE (a)	26,126	3,107
Credo Technology Group Holding, Ltd. (a)	10,588	2,499
Jentech Precision Industrial Co., Ltd.	21,000	2,376
		828,544

Financials 14.69%
Banco Bilbao Vizcaya Argentaria SA	1,142,834	26,807
Nu Holdings, Ltd., Class A (a)	1,309,451	17,193
AIA Group, Ltd.	1,508,400	15,831
Samsung Life Insurance Co., Ltd.	60,968	15,717
Abu Dhabi Islamic Bank PJSC	2,682,012	14,939
Mastercard, Inc., Class A	24,628	12,166
Capitec Bank Holdings, Ltd.	43,126	11,862
PICC Property and Casualty Co., Ltd., Class H	5,958,000	11,062
Eurobank SA	2,222,110	10,344
UniCredit SpA	113,831	9,857
Banco Santander SA	766,701	9,594
Hana Financial Group, Inc.	122,832	9,382
Shinhan Financial Group Co., Ltd.	146,521	9,101
Standard Chartered PLC	334,615	8,983
Axis Bank, Ltd.	613,083	8,303
Bajaj Finance, Ltd. (a)	838,072	8,012
XP, Inc., Class A	433,200	7,222
Shriram Finance, Ltd.	694,468	6,924
Aon PLC, Class A	21,646	6,842
KB Financial Group, Inc.	68,149	6,810
Emirates NBD Bank PJSC	904,730	6,803
Banco BTG Pactual SA, units	626,403	6,674
BSE, Ltd. (a)	151,361	6,606
Kotak Mahindra Bank, Ltd.	1,569,495	6,347
National Bank of Greece SA	354,069	6,123
Credicorp, Ltd.	17,509	5,999
3i Group PLC	192,781	5,906
Saudi Awwal Bank SJSC, non-registered shares	642,625	5,843
OTP Bank PLC	42,435	5,814

34	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Financials (continued)
Cholamandalam Investment and Finance Co., Ltd.	350,675	$5,676
HSBC Holdings PLC	290,460	5,451
FirstRand, Ltd.	916,829	5,223
Saudi National Bank (The)	409,290	4,297
Visa, Inc., Class A	12,877	4,203
Al Rajhi Banking and Investment Corp., non-registered shares	228,297	4,052
Bank of the Philippine Islands	2,647,490	4,036
Samsung Fire & Marine Insurance Co., Ltd.	9,988	3,771
Yapi ve Kredi Bankasi AS (a)	5,090,072	3,678
B3 SA - Brasil, Bolsa, Balcao	1,027,061	3,359
Futu Holdings, Ltd. (ADR)	32,238	3,355
Erste Group Bank AG	27,696	3,327
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	4,963,000	3,280
Hong Kong Exchanges and Clearing, Ltd.	63,900	3,260
Commercial International Bank - Egypt (CIB) SAE (GDR)	1,271,093	3,095
Brookfield Corp., Class A	67,141	3,061
Akbank TAS	2,184,161	3,046
ICICI Bank, Ltd.	227,705	3,012
Kaspi.kz JSC (ADR)	31,015	2,804
Vietnam Technological and Commercial JSCB (The)	2,060,500	2,565
		357,617

Industrials 10.34%
Contemporary Amperex Technology Co., Ltd., Class A	396,000	24,807
Airbus SE, non-registered shares	107,436	22,519
Rolls-Royce Holdings PLC	1,137,271	20,483
Weichai Power Co., Ltd., Class A	2,016,900	10,531
Weichai Power Co., Ltd., Class H	1,269,000	6,742
Hitachi, Ltd.	401,100	13,010
General Electric Co.	38,190	12,364
Copa Holdings SA, Class A	81,544	11,652
International Container Terminal Services, Inc.	937,890	11,458
GE Vernova, Inc.	8,995	8,710
Techtronic Industries Co., Ltd.	574,000	8,518
BAE Systems PLC	309,636	8,436
Localiza Rent a Car SA, ordinary nominative shares	994,246	8,282
Rumo SA	2,698,845	7,340
Aselan Elektronik Sanayi ve Ticaret AS	853,999	7,076
IHI Corp.	378,000	6,566
WEG SA	699,925	6,119
AGCO Corp.	54,199	6,085
Mitsui & Co., Ltd.	174,300	5,789
Shenzhen Inovance Technology Co., Ltd., Class A	488,700	5,340
Adani Ports & Special Economic Zone, Ltd.	275,015	5,224
Hanwha Aerospace Co., Ltd.	6,181	4,811
HD Hyundai Marine Solution Co., Ltd.	27,732	4,122
TransDigm Group, Inc.	3,206	4,034
Daikin Industries, Ltd.	26,400	3,860
Larsen & Toubro, Ltd.	86,735	3,722
Mitsubishi Heavy Industries, Ltd.	119,100	2,846
Leonardo SpA	41,119	2,610
Uber Technologies, Inc. (a)	36,362	2,560
Ayala Corp.	314,450	2,229
Kanzhun, Ltd., Class A (ADR)	153,638	2,085
Grab Holdings, Ltd., Class A (a)	513,197	1,817
		251,747

Communication services 8.80%
Tencent Holdings, Ltd.	897,028	48,898
Alphabet, Inc., Class A	80,100	30,465
Alphabet, Inc., Class C	36,476	13,731

Capital Group Equity Exchange-Traded Funds	35

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Bharti Airtel, Ltd.	1,364,213	$26,265
Meta Platforms, Inc., Class A	37,393	23,651
MTN Group, Ltd.	1,592,643	21,294
NetEase, Inc. (ADR)	75,698	9,297
NetEase, Inc.	362,100	8,968
KT Corp. (ADR)	475,061	8,466
Baidu, Inc., Class A (ADR) (a)	42,129	5,700
True Corp. PCL, foreign registered shares	10,467,900	4,439
True Corp. PCL, nonvoting depository receipts	396,000	168
Telkom Indonesia (Persero) Tbk PT, Class B	24,979,900	4,236
America Movil, SAB de CV, Class B (ADR)	145,434	3,691
Advanced Info Service PCL, foreign registered shares	263,300	2,856
ROBLOX Corp., Class A (a)	45,009	2,122
		214,247

Consumer discretionary 8.41%
MercadoLibre, Inc. (a)	18,984	32,190
Midea Group Co., Ltd., Class A	1,837,400	21,948
Alibaba Group Holding, Ltd. (ADR)	144,756	17,981
Trip.com Group, Ltd. (ADR) (a)	230,144	10,916
Compagnie Financiere Richemont SA, Class A	48,581	10,512
Eicher Motors, Ltd.	121,574	9,185
H World Group, Ltd. (ADR)	185,535	8,329
Hyundai Mobis Co., Ltd.	15,944	8,125
LVMH Moet Hennessy-Louis Vuitton SE	14,300	7,890
Ryohin Keikaku Co., Ltd.	285,800	6,968
Pop Mart International Group, Ltd.	285,000	6,306
TVS Motor Co., Ltd.	159,165	5,622
Galaxy Entertainment Group, Ltd.	1,343,000	5,367
BYD Co., Ltd., Class H	453,300	5,281
Jumbo SA	176,861	4,802
Vibra Energia SA	809,327	4,773
Hyundai Motor Co.	7,949	3,814
Royal Caribbean Cruises, Ltd.	13,093	3,727
Sea, Ltd., Class A (ADR) (a)	40,068	3,627
Tesla, Inc. (a)	8,070	3,517
Naspers, Ltd., Class N	64,636	3,397
Li Ning Co., Ltd.	1,391,000	3,230
Inchcape PLC	279,112	3,178
Maruti Suzuki India, Ltd.	22,905	3,165
Wynn Resorts, Ltd.	30,814	3,119
PDD Holdings, Inc. (ADR) (a)	36,568	3,088
Moncler SpA	39,255	2,558
Fuyao Glass Industry Group Co., Ltd., Class A	282,100	2,195
		204,810

Materials 8.01%
Grupo Mexico, SAB de CV, Series B	2,213,232	27,477
Vale SA (ADR), ordinary nominative shares	1,239,578	20,143
APL Apollo Tubes, Ltd.	561,392	10,821
First Quantum Minerals, Ltd. (a)	348,930	10,741
Glencore PLC (a)	1,315,794	10,061
Barrick Mining Corp.	227,878	9,696
Southern Copper Corp.	47,390	9,066
Lundin Mining Corp.	270,720	8,086
Amcor PLC (CDI)	164,477	6,495
BASF SE	107,445	6,369
Aura Minerals, Inc.	81,021	6,261
Valterra Platinum, Ltd.	70,847	5,899
Impala Platinum Holdings, Ltd.	391,361	5,596
Freeport-McMoRan, Inc.	81,928	5,384

36	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Materials (continued)
Siam Cement PCL, foreign registered shares	650,500	$4,537
Suzano SA	529,870	4,402
Wheaton Precious Metals Corp. (CAD denominated)	31,629	4,253
Anglo American PLC	79,096	4,248
Corteva, Inc.	54,088	4,234
Zijin Gold International Co., Ltd. (a)	249,500	4,129
Anhui Conch Cement Co., Ltd., Class H	1,681,000	4,082
Nutrien, Ltd.	50,717	3,473
Saudi Basic Industries Corp., non-registered shares	213,630	3,256
Sasol, Ltd. (a)	233,444	2,899
Pan American Silver Corp.	50,715	2,890
LG Chem, Ltd.	11,786	2,870
Resonac Holdings Co., Ltd.	24,000	2,821
Dow, Inc.	72,270	2,439
Baoshan Iron & Steel Co., Ltd., Class A	2,557,900	2,279
		194,907

Consumer staples 3.50%
Nestle SA	176,437	17,957
Arca Continental, SAB de CV	790,202	10,261
Avenue Supermarts, Ltd. (a)	152,668	6,516
Kweichow Moutai Co., Ltd., Class A	27,800	5,446
JBS NV (BDR)	415,159	5,020
Carlsberg A/S, Class B	37,331	5,018
KT&G Corp.	39,464	4,837
Anheuser-Busch InBev SA/NV	54,544	4,390
Raia Drogasil SA, ordinary nominative shares	998,169	3,698
Dino Polska SA, non-registered shares (a)	395,620	3,360
Zabka Group (a)	457,970	3,233
PepsiCo, Inc.	22,048	3,179
BBB Foods, Inc., Class A (a)	77,068	2,915
Philip Morris International, Inc.	14,075	2,496
Wal-Mart de Mexico, SAB de CV, Series V	803,005	2,427
United Spirits, Ltd.	180,428	2,412
Tsingtao Brewery Co., Ltd., Class H (a)	314,000	1,993
		85,158

Health care 3.37%
Laurus Labs, Ltd.	890,458	12,766
Max Healthcare Institute, Ltd.	1,129,702	11,477
AstraZeneca PLC	53,102	9,870
Novo Nordisk AS, Class B	188,562	8,621
BeOne Medicines, Ltd. (ADR) (a)	18,006	5,184
Eli Lilly and Co.	4,588	5,070
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	135,882	4,799
Thermo Fisher Scientific, Inc.	9,517	4,687
Innovent Biologics, Inc. (a)	344,000	3,659
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	463,250	3,435
Takeda Pharmaceutical Co., Ltd.	99,400	3,194
WuXi AppTec Co., Ltd., Class A	198,000	2,972
Rede D’Or Sao Luiz SA	379,993	2,563
Dr. Sulaiman Al Habib Medical Services Group Co.	33,232	1,929
Bradsaude SA	655,602	1,762
		81,988

Energy 2.60%
Petroleo Brasileiro SA PETROBRAS (ADR), ordinary nominative shares	803,533	15,082
Reliance Industries, Ltd.	817,528	11,370
TotalEnergies SE	97,838	8,579
SLB, Ltd.	96,817	5,281

Capital Group Equity Exchange-Traded Funds	37

Capital Group New Geography Equity ETF (CGNG) (continued)
Common stocks (continued)	Shares	Value (000)
Energy (continued)
ADNOC Drilling Co. PJSC	3,000,195	$4,868
Adnoc Gas PLC	4,652,087	4,344
Vista Energy, SAB de CV, Class A (ADR) (a)	58,134	4,314
HD Hyundai Co., Ltd.	20,064	3,695
Shell PLC	69,017	2,898
BP PLC (ADR)	68,118	2,852
		63,283

Utilities 1.55%
Gulf Development PCL	4,779,304	9,105
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares	1,624,650	9,002
Power Grid Corp. of India, Ltd.	2,580,992	7,894
Equatorial SA	585,813	4,477
Adani Power, Ltd. (a)	1,399,958	3,586
Adani Green Energy, Ltd. (a)	228,344	3,546
		37,610

Real estate 1.11%
Lodha Developers, Ltd.	1,153,978	11,395
China Resources Land, Ltd.	1,551,000	6,990
CK Asset Holdings, Ltd.	807,000	4,875
China Resources Mixc Lifestyle Services, Ltd.	729,400	3,872
		27,132
Total common stocks (cost: $1,927,716,000)		2,347,043
Preferred securities 0.52%
Financials 0.28%
Itau Unibanco Holding SA (ADR), preferred nominative shares	853,346	6,725

Information technology 0.24%
Samsung Electronics Co., Ltd., nonvoting preferred shares	43,188	5,803
Total preferred securities (cost: $8,034,000)		12,528
Short-term securities 2.54%
Money market investments 2.54%
Capital Group Central Cash Fund 3.67% (b)(c)	619,689	61,963
Total short-term securities (cost: $61,962,000)		61,963
Total investment securities 99.48% (cost: $1,997,712,000)		2,421,534
Other assets less liabilities 0.52%		12,617
Net assets 100.00%		$2,434,151

38	Capital Group Equity Exchange-Traded Funds

Capital Group New Geography Equity ETF (CGNG) (continued)
Investments in affiliates (c)

	Value at 6/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.54%
Money market investments 2.54%
Capital Group Central Cash Fund 3.67% (b)	$13,985	$444,670	$396,689	$(2)	$(1)	$61,963	$1,111

(a)	Non-income producing.
(b)	Rate represents the seven-day yield at 5/31/2026.
(c)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	39

Financial statements
Statements of assets and liabilities at May 31, 2026(dollars and shares in thousands, except per-share amounts)

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,733,063	$10,513,369	$4,982,020	$34,452,969
Affiliated issuers	40,334	313,380	64,383	695,544
Cash	308	1,091	749	6,549
Cash denominated in currencies other than U.S. dollars	—	1	1,651	— *
Receivables for:
Sales of investments	24,653	8,533	—	—
Sales of fund’s shares	15,457	—	—	7,760
Dividends and interest	2,257	7,643	12,873	37,059
	1,816,072	10,844,017	5,061,676	35,199,881
Liabilities:
Payables for:
Purchases of investments	47,362	—	—	11,549
Repurchases of fund’s shares	—	8,842	—	—
Investment advisory services	478	2,970	1,990	9,576
Non-U.S. taxes	—	—	—	—
	47,840	11,812	1,990	21,125
Net assets at May 31, 2026	$1,768,232	$10,832,205	$5,059,686	$35,178,756
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,667,144	$9,231,464	$4,698,791	$30,697,226
Total distributable earnings (accumulated loss)	101,088	1,600,741	360,895	4,481,530
Net assets at May 31, 2026	$1,768,232	$10,832,205	$5,059,686	$35,178,756
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,768,232	$10,832,205	$5,059,686	$35,178,756
Shares outstanding	54,904	245,004	135,444	725,324
Net asset value per share	$32.21	$44.21	$37.36	$48.50
Investment securities, at cost:
Unaffiliated issuers	$1,604,847	$8,521,939	$4,514,044	$28,917,530
Affiliated issuers	40,334	313,376	64,378	695,544
Cash denominated in currencies other than U.S. dollars, at cost	—	1	1,646	— *

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

40	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of assets and liabilities at May 31, 2026 (continued)(dollars and shares in thousands, except per-share amounts)

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,703,091	$11,145,183	$23,978,876	$1,832,229
Affiliated issuers	89,388	91,118	483,863	54,951
Cash	158	1,016	804	98
Cash denominated in currencies other than U.S. dollars	410	5,756	— *	1,617
Receivables for:
Sales of investments	338	91,384	82,285	9,659
Sales of fund’s shares	—	72,234	274,005	38,065
Dividends and interest	3,542	11,429	7,098	4,749
	2,796,927	11,418,120	24,826,931	1,941,368
Liabilities:
Payables for:
Purchases of investments	305	48,218	182,670	53,298
Repurchases of fund’s shares	—	—	—	—
Investment advisory services	1,060	4,275	7,700	813
Non-U.S. taxes	—	52	—	—
	1,365	52,545	190,370	54,111
Net assets at May 31, 2026	$2,795,562	$11,365,575	$24,636,561	$1,887,257
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,494,801	$9,150,441	$20,205,403	$1,651,919
Total distributable earnings (accumulated loss)	300,761	2,215,134	4,431,158	235,338
Net assets at May 31, 2026	$2,795,562	$11,365,575	$24,636,561	$1,887,257
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,795,562	$11,365,575	$24,636,561	$1,887,257
Shares outstanding	80,844	276,924	516,104	51,564
Net asset value per share	$34.58	$41.04	$47.74	$36.60
Investment securities, at cost:
Unaffiliated issuers	$2,358,371	$8,540,335	$18,379,651	$1,587,716
Affiliated issuers	89,388	91,115	483,863	54,952
Cash denominated in currencies other than U.S. dollars, at cost	409	5,740	— *	1,615

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	41

Financial statements (continued)
Statements of assets and liabilities at May 31, 2026 (continued)(dollars and shares in thousands, except per-share amounts)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,167,592	$5,984,419	$2,359,571
Affiliated issuers	71,036	228,247	61,963
Cash	49	58	188
Cash denominated in currencies other than U.S. dollars	411	3,167	189
Receivables for:
Sales of investments	—	44,628	—
Sales of fund’s shares	—	4,130	75,012
Dividends and interest	5,535	14,092	4,484
	2,244,623	6,278,741	2,501,407
Liabilities:
Payables for:
Purchases of investments	—	54,019	65,608
Repurchases of fund’s shares	—	—	—
Investment advisory services	986	2,664	1,212
Non-U.S. taxes	—	1,531	436
	986	58,214	67,256
Net assets at May 31, 2026	$2,243,637	$6,220,527	$2,434,151
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,017,701	$4,882,099	$2,038,286
Total distributable earnings (accumulated loss)	225,936	1,338,428	395,865
Net assets at May 31, 2026	$2,243,637	$6,220,527	$2,434,151
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,243,637	$6,220,527	$2,434,151
Shares outstanding	61,364	178,564	66,204
Net asset value per share	$36.56	$34.84	$36.77
Investment securities, at cost:
Unaffiliated issuers	$1,890,192	$4,317,004	$1,935,750
Affiliated issuers	71,036	228,246	61,962
Cash denominated in currencies other than U.S. dollars, at cost	410	3,162	189

*	Amount less than one thousand.

Refer to the notes to financial statements.

42	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of operations for the year ended May 31, 2026(dollars in thousands)

	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$22,699	$99,851	$108,710	$431,444
Affiliated issuers	1,155	5,570	3,750	20,561
	23,854	105,421	112,460	452,005
Securities lending income (net of fees)	12	45	14	244
	23,866	105,466	112,474	452,249
Fees and expenses:
Investment advisory services	3,627	26,464	17,875	84,142
Other	19	151	69	458
Total fees and expenses	3,646	26,615	17,944	84,600
Net investment income	20,220	78,851	94,530	367,649
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(25,410)	(125,337)	(95,107)	(396,075)
Affiliated issuers	2	(20)	14	(34)
In-kind redemptions	55,607	694,552	284,371	3,363,383
Currency transactions	1	(94)	82	(735)
	30,200	569,101	189,360	2,966,539
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	114,348	1,274,659	266,070	3,623,319
Affiliated issuers	(2)	(14)	(5)	(48)
Currency translations	— †	(7)	(1)	(5)
	114,346	1,274,638	266,064	3,623,266
Net realized gain (loss) and unrealized appreciation (depreciation)	144,546	1,843,739	455,424	6,589,805
Net increase (decrease) in net assets resulting from operations	$164,766	$1,922,590	$549,954	$6,957,454

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	43

Financial statements (continued)
Statements of operations for the year ended May 31, 2026 (continued)(dollars in thousands)

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$24,972	$98,921	$91,174	$27,965
Affiliated issuers	1,643	5,828	12,675	806
	26,615	104,749	103,849	28,771
Securities lending income (net of fees)	—	48	38	4
	26,615	104,797	103,887	28,775
Fees and expenses:
Investment advisory services	6,894	37,927	69,893	4,973
Other	20	148	332	11
Total fees and expenses	6,914	38,075	70,225	4,984
Net investment income	19,701	66,722	33,662	23,791
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(53,555)	7,961	(755,887)	(22,222)
Affiliated issuers	(11)	(21)	54	(2)
In-kind redemptions	41,959	887,354	1,263,128	18,271
Currency transactions	(101)	901	(282)	(149)
	(11,708)	896,195	507,013	(4,102)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	314,746	1,767,689	3,438,511	227,943
Affiliated issuers	— †	1	(29)	(1)
Currency translations	2	31	4	8
	314,748	1,767,721	3,438,486	227,950
Net realized gain (loss) and unrealized appreciation (depreciation)	303,040	2,663,916	3,945,499	223,848
Net increase (decrease) in net assets resulting from operations	$322,741	$2,730,638	$3,979,161	$247,639

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

44	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of operations for the year ended May 31, 2026 (continued)(dollars in thousands)

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$34,597	$89,475	$21,289
Affiliated issuers	1,745	4,416	1,111
	36,342	93,891	22,400
Securities lending income (net of fees)	—	86	3
	36,342	93,977	22,403
Fees and expenses:
Investment advisory services	7,563	24,298	7,885
Other	22	85	17
Total fees and expenses	7,585	24,383	7,902
Net investment income	28,757	69,594	14,501
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(59,367)	98,430	(29,204)
Affiliated issuers	1	26	(2)
In-kind redemptions	11,726	190,178	10,168
Currency transactions	129	(2,383)	(294)
	(47,511)	286,251	(19,332)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	200,522	1,199,841	394,756
Affiliated issuers	(2)	(9)	(1)
Currency translations	(4)	(11)	22
	200,516	1,199,821	394,777
Net realized gain (loss) and unrealized appreciation (depreciation)	153,005	1,486,072	375,445
Net increase (decrease) in net assets resulting from operations	$181,762	$1,555,666	$389,946

*	Additional information related to non-U.S. taxes is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	45

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Conservative Equity ETF		Core Equity ETF		Dividend Growers ETF
	Year ended	Period ended	Year ended	Year ended	Year ended	Year ended
	May 31, 2026	May 31, 2025*	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025
Operations:
Net investment income	$20,220	$3,016	$78,851	$47,931	$94,530	$36,499
Net realized gain (loss)	30,200	(4,599)	569,101	131,859	189,360	10,937
Net unrealized appreciation (depreciation)	114,346	13,870	1,274,638	268,858	266,064	180,324
Net increase (decrease) in net assets resulting from operations	164,766	12,287	1,922,590	448,648	549,954	227,760
Distributions paid to shareholders	(16,715)	(1,857)	(75,242)	(42,811)	(70,654)	(23,975)
Net capital share transactions	1,245,869	363,882	3,501,618	2,359,081	2,250,711	1,768,682
Total increase (decrease) in net assets	1,393,920	374,312	5,348,966	2,764,918	2,730,011	1,972,467
Net assets:
Beginning of year	374,312	—	5,483,239	2,718,321	2,329,675	357,208
End of year	$1,768,232	$374,312	$10,832,205	$5,483,239	$5,059,686	$2,329,675

	Dividend Value ETF		Global Equity ETF		Global Growth Equity ETF
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025*	May 31, 2026	May 31, 2025
Operations:
Net investment income	$367,649	$202,358	$19,701	$2,503	$66,722	$50,585
Net realized gain (loss)	2,966,539	655,267	(11,708)	(4,858)	896,195	(52,711)
Net unrealized appreciation (depreciation)	3,623,266	720,335	314,748	29,979	1,767,721	280,599
Net increase (decrease) in net assets resulting from operations	6,957,454	1,577,960	322,741	27,624	2,730,638	278,473
Distributions paid to shareholders	(326,372)	(186,907)	(6,462)	(275)	(152,718)	(45,632)
Net capital share transactions	11,870,629	7,040,368	2,081,277	370,657	2,972,709	1,986,014
Total increase (decrease) in net assets	18,501,711	8,431,421	2,397,556	398,006	5,550,629	2,218,855
Net assets:
Beginning of year	16,677,045	8,245,624	398,006	—	5,814,946	3,596,091
End of year	$35,178,756	$16,677,045	$2,795,562	$398,006	$11,365,575	$5,814,946

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

46	Capital Group Equity Exchange-Traded Funds

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Growth ETF		International Core Equity ETF		International Equity ETF
	Year ended	Year ended	Year ended	Period ended	Year ended	Year ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025*	May 31, 2026	May 31, 2025
Operations:
Net investment income	$33,662	$22,785	$23,791	$2,552	$28,757	$7,193
Net realized gain (loss)	507,013	457,757	(4,102)	(2,767)	(47,511)	(9,550)
Net unrealized appreciation (depreciation)	3,438,486	1,072,523	227,950	16,573	200,516	66,341
Net increase (decrease) in net assets resulting from operations	3,979,161	1,553,065	247,639	16,358	181,762	63,984
Distributions paid to shareholders	(18,069)	(26,727)	(9,308)	(610)	(11,953)	(2,252)
Net capital share transactions	8,452,770	4,968,073	1,424,200	208,978	1,398,404	470,426
Total increase (decrease) in net assets	12,413,862	6,494,411	1,662,531	224,726	1,568,213	532,158
Net assets:
Beginning of year	12,222,699	5,728,288	224,726	—	675,424	143,266
End of year	$24,636,561	$12,222,699	$1,887,257	$224,726	$2,243,637	$675,424

	International Focus Equity ETF		New Geography Equity ETF
	Year ended	Year ended	Year ended	Period ended
	May 31, 2026	May 31, 2025	May 31, 2026	May 31, 2025*
Operations:
Net investment income	$69,594	$49,778	$14,501	$2,100
Net realized gain (loss)	286,251	(48,287)	(19,332)	(5,379)
Net unrealized appreciation (depreciation)	1,199,821	90,869	394,777	28,631
Net increase (decrease) in net assets resulting from operations	1,555,666	92,360	389,946	25,352
Distributions paid to shareholders	(227,644)	(27,876)	(8,431)	(279)
Net capital share transactions	1,225,019	1,023,754	1,618,099	409,464
Total increase (decrease) in net assets	2,553,041	1,088,238	1,999,614	434,537
Net assets:
Beginning of year	3,667,486	2,579,248	434,537	—
End of year	$6,220,527	$3,667,486	$2,434,151	$434,537

*	For the period June 25, 2024, commencement of operations, through May 31, 2025.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	47

Notes to financial statements
1.  Organization

The Capital Group equity exchange traded funds (each a “fund”, or collectively the “funds”) listed below, each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The funds’ shares are listed and traded on NYSE Arca, Inc.
Fund	Ticker	Investment objective
Capital Group Conservative Equity ETF	CGCV	To strive for the balanced accomplishment of three objectives: current income, growth of capital and conservation of principal.
Capital Group Core Equity ETF	CGUS	To achieve long-term growth of capital and income.
Capital Group Dividend Growers ETF	CGDG	To provide long-term total returns.
Capital Group Dividend Value ETF	CGDV	To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.
Capital Group Global Equity ETF	CGGE	To provide prudent growth of capital and conservation of principal.
Capital Group Global Growth Equity ETF	CGGO	To provide long-term growth of capital.
Capital Group Growth ETF	CGGR	To provide growth of capital.
Capital Group International Core Equity ETF	CGIC	To provide long-term growth of capital while providing current income.
Capital Group International Equity ETF	CGIE	To provide prudent growth of capital and conservation of principal.
Capital Group International Focus Equity ETF	CGXU	To provide long-term growth of capital.
Capital Group New Geography Equity ETF	CGNG	To provide long-term capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments – Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

48	Capital Group Equity Exchange-Traded Funds

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Capital Group Equity Exchange-Traded Funds	49

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

50	Capital Group Equity Exchange-Traded Funds

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The funds’ valuation levels as of May 31, 2026, were as follows (dollars in thousands):
Conservative Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Core Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Dividend Growers ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Dividend Value ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Global Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
Global Growth Equity ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,503,050	$—	$—	$4,503,050
Industrials	1,626,367	—	—	1,626,367
Financials	1,206,766	—	—	1,206,766
Consumer discretionary	1,102,275	—	—	1,102,275
Health care	948,253	—	—	948,253
Communication services	669,618	—	—	669,618
Consumer staples	429,560	—	—	429,560
Materials	399,595	—	—	399,595
Energy	174,751	—	—	174,751
Short-term securities	91,118	84,948	—	176,066
Total	$11,151,353	$84,948	$—	$11,236,301

Capital Group Equity Exchange-Traded Funds	51

Growth ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,011,707	$—	$—	$9,011,707
Communication services	3,951,982	—	—	3,951,982
Consumer discretionary	3,396,616	—	—	3,396,616
Health care	2,258,496	—	—	2,258,496
Industrials	1,941,297	—	—	1,941,297
Financials	1,526,742	—	—	1,526,742
Materials	553,616	—	—	553,616
Energy	511,433	—	—	511,433
Consumer staples	504,379	—	—	504,379
Real estate	237,053	—	—	237,053
Utilities	85,555	—	—	85,555
Rights & warrants	—	—	— *	— *
Short-term securities	483,863	—	—	483,863
Total	$24,462,739	$—	$— *	$24,462,739

*	Amount less than one thousand.
International Core Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
International Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
International Focus Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
New Geography Equity ETF
At May 31, 2026, all of the fund’s investment securities were classified as Level 1.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below. Not all of the risks listed below necessarily apply to each fund.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

52	Capital Group Equity Exchange-Traded Funds

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in income-oriented stocks — The value of each fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which each fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. Each fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating each fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Capital Group Equity Exchange-Traded Funds	53

Investing in developing countries — Investing in developing countries may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. Each fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating each fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.
Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in each fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of the fund (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which they are willing to sell fund shares (the “ask” price). If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which each fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

54	Capital Group Equity Exchange-Traded Funds

Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by each fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — A nondiversified fund may invest a greater percentage of its assets in fewer issuers than a diversified fund. A fund that invests in a relatively smaller number of issuers is more susceptible to risks associated with a single economic, political, geographic or regulatory occurrence than a diversified fund might be. In addition, poor performance by a single issuer could adversely affect fund performance more than if a fund were invested in a larger number of issuers. The value of a nondiversified fund’s shares can be expected to fluctuate more than might be the case if a fund were more broadly diversified.
Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause each fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Securities lending — The funds have entered into securities lending transactions in which a fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by each fund under a securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between a fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks to market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of each fund according to agreed parameters. The lending agent provides indemnification to each fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in each fund’s investment portfolio. The same amount is recorded as a liability in each fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from a fund.
As of May 31, 2026, the funds did not have any securities on loan.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statement of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital Group Equity Exchange-Traded Funds	55

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended May 31, 2026, some of the funds recognized EU reclaims (net of the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):
Fund	Reclaims	Interest
Core Equity ETF	$113	$— *
Dividend Growers ETF	141	—
Global Equity ETF	2	—
Global Growth Equity ETF	1,499	—
Growth ETF	111	— *
International Core Equity ETF	4	—
International Equity ETF	86	—
International Focus Equity ETF	455	—
New Geography Equity ETF	3	—

*	Amount less than one thousand.
The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by each fund reduces the amount of foreign taxes that each fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If a fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by each fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. Each fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

56	Capital Group Equity Exchange-Traded Funds

Additional tax basis disclosures for each fund as of May 31, 2026, were as follows (dollars in thousands):
	Conservative Equity ETF	Core Equity ETF	Dividend Growers ETF	Dividend Value ETF
Undistributed ordinary income	$4,664	$14,019	$50,968	$83,642
Capital loss carryforward[1]	(30,981)	(390,165)	(142,376)	(1,072,268)
Gross unrealized appreciation on investments	246,376	2,259,111	619,283	6,325,655
Gross unrealized depreciation on investments	(118,971)	(282,227)	(167,021)	(855,497)
Net unrealized appreciation (depreciation) on investments	127,405	1,976,884	452,262	5,470,158
Cost of investments	1,645,992	8,849,865	4,594,141	29,678,356
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	55,590	693,045	284,327	3,358,041

	Global Equity ETF	Global Growth Equity ETF	Growth ETF	International Core Equity ETF
Undistributed ordinary income	$15,592	$—	$14,421	$18,850
Late year ordinary loss deferral	—	41,173 [2]	—	—
Capital loss carryforward[1]	(58,187)	(318,406)	(1,041,718)	(20,530)
Capital loss carryforward utilized	—	9,931	—	—
Gross unrealized appreciation on investments	420,913	2,989,507	6,089,134	289,017
Gross unrealized depreciation on investments	(77,566)	(414,847)	(630,686)	(52,009)
Net unrealized appreciation (depreciation) on investments	343,347	2,574,660	5,458,448	237,008
Cost of investments	2,449,132	8,661,641	19,004,292	1,650,173
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	42,202	885,842	1,262,823	18,150

	International Equity ETF	International Focus Equity ETF	New Geography Equity ETF
Undistributed ordinary income	$23,204	$74,933	$9,838
Capital loss carryforward[1]	(72,824)	(155,822)	(21,437)
Capital loss carryforward utilized	—	137,595	—
Gross unrealized appreciation on investments	334,140	1,786,296	498,691
Gross unrealized depreciation on investments	(58,614)	(365,427)	(90,812)
Net unrealized appreciation (depreciation) on investments	275,526	1,420,869	407,879
Cost of investments	1,963,102	4,791,797	2,013,654
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	11,747	193,327	10,175

[1]
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

[2]	This deferral is considered incurred in the subsequent year.

Capital Group Equity Exchange-Traded Funds	57

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Year ended May 31, 2026			Year ended May 31, 2025
Fund	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Conservative Equity ETF	$16,715	$—	$16,715	$1,857 [3]	$—	$1,857 [3]
Core Equity ETF	75,242	—	75,242	42,811	—	42,811
Dividend Growers ETF	70,654	—	70,654	23,975	—	23,975
Dividend Value ETF	326,372	—	326,372	186,907	—	186,907
Global Equity ETF	6,462	—	6,462	275 [3]	—	275 [3]
Global Growth Equity ETF	152,718	—	152,718	45,632	—	45,632
Growth ETF	18,069	—	18,069	26,727	—	26,727
International Core Equity ETF	9,308	—	9,308	610 [3]	—	610 [3]
International Equity ETF	11,953	—	11,953	2,252	—	2,252
International Focus Equity ETF	227,644	—	227,644	27,876	—	27,876
New Geography Equity ETF	8,431	—	8,431	279 [3]	—	279 [3]

[3]	For the period June 25, 2024, commencement of operations, through May 31, 2025.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Conservative Equity ETF	0.33%
Core Equity ETF	0.33
Dividend Growers ETF	0.47
Dividend Value ETF	0.33
Global Equity ETF	0.47
Global Growth Equity ETF	0.47
Growth ETF	0.39
International Core Equity ETF	0.54
International Equity ETF	0.54
International Focus Equity ETF	0.54
New Geography Equity ETF	0.64
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.
Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.

58	Capital Group Equity Exchange-Traded Funds

Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.
The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Conservative Equity ETF	$14,442	$1,747	$(16)
Core Equity ETF	371,519	107,041	(18,510)
Dividend Growers ETF	102,165	17,510	329
Dividend Value ETF	683,511	111,533	8,293
Global Growth Equity ETF	144,976	120,898	9,392
Growth ETF	454,148	275,706	(18,792)
International Core Equity ETF	1,777	3,600	(75)
International Equity ETF	8,255	9,432	(1,096)
International Focus Equity ETF	143,652	25,862	1,211
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended May 31, 2026.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

Capital Group Equity Exchange-Traded Funds	59

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Conservative Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,465,063	48,440	$—	—	$(219,194)	(7,060)	$1,245,869	41,380
For the period June 25, 2024*, through May 31, 2025
$382,288	14,244	$—	—	$(18,406)	(720)	$363,882	13,524
Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$5,607,202	140,560	$—	—	$(2,105,584)	(51,940)	$3,501,618	88,620
Year ended May 31, 2025
$3,461,880	101,800	$—	—	$(1,102,799)	(32,520)	$2,359,081	69,280
Dividend Growers ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$3,251,483	91,760	$—	—	$(1,000,772)	(27,800)	$2,250,711	63,960
Year ended May 31, 2025
$1,995,909	66,440	$—	—	$(227,227)	(7,400)	$1,768,682	59,040
Dividend Value ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$21,598,822	498,760	$—	—	$(9,728,193)	(222,780)	$11,870,629	275,980
Year ended May 31, 2025
$11,306,331	318,640	$—	—	$(4,265,963)	(120,540)	$7,040,368	198,100
Refer to the end of table(s) for footnote(s).

60	Capital Group Equity Exchange-Traded Funds

Global Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$2,239,454	71,560	$—	—	$(158,177)	(4,920)	$2,081,277	66,640
For the period June 25, 2024*, through May 31, 2025
$374,856	14,364	$—	—	$(4,199)	(160)	$370,657	14,204
Global Growth Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$4,819,054	139,000	$—	—	$(1,846,345)	(53,600)	$2,972,709	85,400
Year ended May 31, 2025
$2,453,618	83,440	$—	—	$(467,604)	(15,840)	$1,986,014	67,600
Growth ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$11,327,970	261,400	$—	—	$(2,875,200)	(65,560)	$8,452,770	195,840
Year ended May 31, 2025
$6,319,067	175,640	$—	—	$(1,350,994)	(36,820)	$4,968,073	138,820
International Core Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,484,585	45,400	$—	—	$(60,385)	(1,800)	$1,424,200	43,600
For the period June 25, 2024*, through May 31, 2025
$216,959	8,284	$—	—	$(7,981)	(320)	$208,978	7,964
International Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,442,103	41,720	$—	—	$(43,699)	(1,280)	$1,398,404	40,440
Year ended May 31, 2025
$483,528	16,440	$—	—	$(13,102)	(440)	$470,426	16,000
Refer to the end of table(s) for footnote(s).

Capital Group Equity Exchange-Traded Funds	61

International Focus Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,770,716	58,200	$—	—	$(545,697)	(18,640)	$1,225,019	39,560
Year ended May 31, 2025
$1,288,750	49,960	$—	—	$(264,996)	(10,280)	$1,023,754	39,680
New Geography Equity ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2026
$1,645,931	51,120	$—	—	$(27,832)	(880)	$1,618,099	50,240
For the period June 25, 2024*, through May 31, 2025
$411,638	16,044	$—	—	$(2,174)	(80)	$409,464	15,964

*	Commencement of operations.
10.  Investment transactions and other disclosures

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	Purchases	Sales
Conservative Equity ETF	$500,347	$253,254
Core Equity ETF	3,261,984	1,236,375
Dividend Growers ETF	2,743,583	1,511,749
Dividend Value ETF	15,748,089	5,982,436
Global Equity ETF	697,163	469,585
Global Growth Equity ETF	5,167,140	3,324,983
Growth ETF	8,462,047	5,339,621
International Core Equity ETF	708,912	445,942
International Equity ETF	707,937	581,617
International Focus Equity ETF	3,696,373	3,031,026
New Geography Equity ETF	1,386,109	780,285
The following table presents the value of securities received and delivered in-kind from authorized participants to support creation and redemption transactions, if any, during the year ended May 31, 2026 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Conservative Equity ETF	$1,208,239	$219,779
Core Equity ETF	3,409,171	2,093,695
Dividend Growers ETF	2,071,279	1,000,949
Dividend Value ETF	11,510,778	9,603,339
Global Equity ETF	1,946,581	161,087
Global Growth Equity ETF	2,700,322	1,839,509
Growth ETF	7,979,662	2,854,202
International Core Equity ETF	1,185,715	59,404
International Equity ETF	1,288,778	42,271
International Focus Equity ETF	869,711	509,001
New Geography Equity ETF	985,988	27,020

62	Capital Group Equity Exchange-Traded Funds

The following table presents additional information for each fund for the year ended May 31, 2026 (dollars in thousands):
Fund	Non-U.S. taxes paid on dividend income	Non-U.S. taxes (refunded) paid on realized gains	Non-U.S. taxes provided on unrealized appreciation
Conservative Equity ETF	$136	$—	$—
Core Equity ETF	759	—	—
Dividend Growers ETF	6,784	—	—
Dividend Value ETF	4,713	—	—
Global Equity ETF	2,128	—	—
Global Growth Equity ETF	4,585	(208)	52
Growth ETF	1,991	—	—
International Core Equity ETF	3,319	73	—
International Equity ETF	3,925	—	—
International Focus Equity ETF	9,043	4,123	1,531
New Geography Equity ETF	2,240	137	437
11.  Ownership Concentration

As of May 31, 2026, American Funds Portfolio Series - Tax-Aware Conservative Growth and Income Portfolio held 18%,13% and 10% of the outstanding shares of Capital Group Conservative Equity ETF, Capital Group Dividend Growers ETF and Capital Group Global Equity ETF, respectively. CRMC is the investment adviser to American Funds Portfolio Series - Tax-Aware Conservative Growth and Income Portfolio.

Capital Group Equity Exchange-Traded Funds	63

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Conservative Equity ETF
5/31/2026	$27.68	$.56	$4.44	$5.00	$(.47 )	$—	$(.47 )	$32.21	18.17%	$1,768	.33%	1.84%
5/31/2025[3,4]	24.93	.50	2.53	3.03	(.28 )	—	(.28 )	27.68	12.19 [5]	374	.33 [6]	1.99 [6]
Core Equity ETF
5/31/2026	$35.06	$.39	$9.14	$9.53	$(.38 )	$—	$(.38 )	$44.21	27.35%	$10,832	.33%	.98%
5/31/2025	31.21	.40	3.82	4.22	(.37 )	—	(.37 )	35.06	13.55	5,483.33		1.17
5/31/2024	24.33	.38	6.84	7.22	(.34 )	—	(.34 )	31.21	29.90	2,718.33		1.34
5/31/2023	23.72	.39	.52	.91	(.30 )	—	(.30 )	24.33	3.96	893.33		1.70
5/31/2022[3,7]	24.63	.08	(.96 )	(.88 )	(.03 )	—	(.03 )	23.72	(3.59)[5]	164	.09 [5]	.34 [5]
Dividend Growers ETF
5/31/2026	$32.59	$.88	$4.59	$5.47	$(.70 )	$—	$(.70 )	$37.36	16.96%	$5,060	.47%	2.49%
5/31/2025	28.71	.82	3.72	4.54	(.66 )	—	(.66 )	32.59	16.05	2,330.47		2.70
5/31/2024[3,8]	24.76	.68	3.49	4.17	(.22 )	—	(.22 )	28.71	16.86 [5]	357	.47 [6]	3.73 [6]
Dividend Value ETF
5/31/2026	$37.11	$.62	$11.34	$11.96	$(.57 )	$—	$(.57 )	$48.50	32.46%	$35,179	.33%	1.44%
5/31/2025	32.82	.60	4.26	4.86	(.57 )	—	(.57 )	37.11	14.91	16,677.33		1.68
5/31/2024	25.39	.59	7.34	7.93	(.50 )	—	(.50 )	32.82	31.48	8,246.33		1.99
5/31/2023	24.57	.52	.68	1.20	(.38 )	—	(.38 )	25.39	5.12	2,192.33		2.16
5/31/2022[3,7]	24.71	.10	(.21 )	(.11 )	(.03 )	—	(.03 )	24.57	(.46 )[5]	301	.09 [5]	.41 [5]
Global Equity ETF
5/31/2026	$28.02	$.42	$6.27	$6.69	$(.13 )	$—	$(.13 )	$34.58	23.91%	$2,796	.47%	1.34%
5/31/2025[3,4]	25.04	.51	2.56	3.07	(.09 )	—	(.09 )	28.02	12.29 [5]	398	.47 [6]	2.10 [6]
Global Growth Equity ETF
5/31/2026	$30.36	$.29	$11.09	$11.38	$(.70 )	$—	$(.70 )	$41.04	38.02%	$11,366	.47%	.83%
5/31/2025	29.02	.32	1.34	1.66	(.32 )	—	(.32 )	30.36	5.76	5,815.47		1.08
5/31/2024	23.22	.28	5.72	6.00	(.20 )	—	(.20 )	29.02	25.97	3,596.47		1.08
5/31/2023	21.67	.28	1.39	1.67	(.12 )	—	(.12 )	23.22	7.80	1,622.47		1.27
5/31/2022[3,7]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)[5]	220	.13 [5]	.38 [5]
Growth ETF
5/31/2026	$38.16	$.08	$9.54	$9.62	$(.04 )	$—	$(.04 )	$47.74	25.22%	$24,637	.39%	.19%
5/31/2025	31.57	.09	6.62	6.71	(.12 )	—	(.12 )	38.16	21.29	12,223.39		.26
5/31/2024	23.39	.12	8.17	8.29	(.11 )	—	(.11 )	31.57	35.55	5,728.39		.44
5/31/2023	22.28	.13	1.05	1.18	(.07 )	—	(.07 )	23.39	5.33	2,064.39		.62
5/31/2022[3,7]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)[5]	285	.10 [5]	.13 [5]
International Core Equity ETF
5/31/2026	$28.22	$.85	$8.01	$8.86	$(.48 )	$—	$(.48 )	$36.60	31.76%	$1,887	.54%	2.58%
5/31/2025[3,4]	25.06	.91	2.47	3.38	(.22 )	—	(.22 )	28.22	13.60 [5]	225	.54 [6]	3.79 [6]
International Equity ETF
5/31/2026	$32.28	$.71	$3.98	$4.69	$(.41 )	$—	$(.41 )	$36.56	14.63%	$2,244	.54%	2.05%
5/31/2025	29.10	.70	2.83	3.53	(.35 )	—	(.35 )	32.28	12.30	675.54		2.39
5/31/2024[3,8]	24.82	.51	3.82	4.33	(.05 )	—	(.05 )	29.10	17.47 [5]	143	.54 [6]	2.77 [6]
Refer to the end of the table(s) for footnote(s).

64	Capital Group Equity Exchange-Traded Funds

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
International Focus Equity ETF
5/31/2026	$26.38	$.46	$9.57	$10.03	$(1.57)	$—	$(1.57)	$34.84	39.26%	$6,221	.54%	1.55%
5/31/2025	25.97	.41	.25	.66	(.25 )	—	(.25 )	26.38	2.58	3,667.54		1.60
5/31/2024	22.45	.30	3.46	3.76	(.24 )	—	(.24 )	25.97	16.85	2,579.54		1.26
5/31/2023	22.82	.38	(.55 )	(.17 )	(.20 )	—	(.20 )	22.45	(.68 )	1,298.54		1.74
5/31/2022[3,7]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)[5]	188	.14 [5]	1.07 [5]
New Geography Equity ETF
5/31/2026	$27.22	$.38	$9.39	$9.77	$(.22 )	$—	$(.22 )	$36.77	36.00%	$2,434	.64%	1.18%
5/31/2025[3,4]	25.04	.40	1.85	2.25	(.07 )	—	(.07 )	27.22	9.00 [5]	435	.64 [6]	1.70 [6]

Portfolio turnover rate[9,10]	Year ended May 31, 2026	Year ended May 31, 2025	Year ended May 31, 2024	Year ended May 31, 2023	Period ended May 31, 2022[3,5,7]
Conservative Equity ETF	23%	30%[3,4,5]
Core Equity ETF	16	34	22%	34%	8%
Dividend Growers ETF	41	25	20 [3,5,8]
Dividend Value ETF	24	29	25	30	3
Global Equity ETF	32	22 [3,4,5]
Global Growth Equity ETF	42	26	31	39	17
Growth ETF	30	16	22	33	9
International Core Equity ETF	49	43 [3,4,5]
International Equity ETF	43	22	23 [3,5,8]
International Focus Equity ETF	68	53	36	43	21
New Geography Equity ETF	63	49 [3,4,5]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period June 25, 2024, commencement of operations, through May 31, 2025.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through May 31, 2022.
[8]	For the period September 26, 2023, commencement of operations, through May 31, 2024.
[9]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[10]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

Capital Group Equity Exchange-Traded Funds	65

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Capital Group Dividend Growers ETF, Capital Group International Equity ETF, Capital Group Conservative Equity ETF, and Capital Group Global Equity ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (hereafter collectively referred to as the “Funds”) as of May 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of May 31, 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Capital Group Dividend Growers ETF	For the year ended May 31, 2026	For the years ended May 31, 2026 and 2025	For the years ended May 31, 2026 and 2025, and the period September 26, 2023 (commencement of operations) through May 31, 2024
Capital Group International Equity ETF
Capital Group Conservative Equity ETF		For the year ended May 31, 2026 and the period June 25, 2024 (commencement of operations) through May 31, 2025
Capital Group Global Equity ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
July 14, 2026
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

66	Capital Group Equity Exchange-Traded Funds

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Trustees of Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF (the “Funds”), including the investment portfolios, as of May 31, 2026, the related statements of operations, statements of changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of May 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.
The statements of changes in net assets and financial highlights for the Funds for the periods indicated in the table below were audited by other auditors whose report, dated July 14, 2025, expressed an unqualified opinion on those statements and financial highlights.
Fund	Statements of changes in net assets	Financial highlights
Capital Group Core Equity ETF	For the year ended May 31, 2025	For the years ended May 31, 2025, 2024, 2023, and for the period from February 22, 2022 (commencement of operations) through May 31, 2022
Capital Group Dividend Value ETF
Capital Group Global Growth Equity ETF
Capital Group Growth ETF
Capital Group International Focus Equity ETF
Capital Group International Core Equity ETF	For the period June 25, 2024 (commencement of operations) through May 31, 2025
Capital Group New Geography Equity ETF
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, audits of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Capital Group Equity Exchange-Traded Funds	67

Report of Independent Registered Public Accounting Firm

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
July 14, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

68	Capital Group Equity Exchange-Traded Funds

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amounts for the funds’ fiscal year ended May 31, 2026:
	Capital Group Conservative Equity ETF	Capital Group Core Equity ETF	Capital Group Dividend Growers ETF	Capital Group Dividend Value ETF	Capital Group Global Equity ETF	Capital Group Global Growth Equity ETF
Foreign taxes (per share)	—	—	$0.04	—	—	—
Foreign source income (per share)	—	—	$0.53	—	—	—
Qualified dividend income	100%	100%	100%	100%	100%	$143,219,000
Section 163(j) interest dividends	—	$4,551,000	$3,433,000	$18,190,000	$1,257,000	$4,602,000
Corporate dividends received deduction	$18,057,000	$72,826,000	$43,146,000	$311,598,000	$4,935,000	$28,278,000
U.S. government income that may be exempt from state taxation	$880,000	$3,738,000	$2,775,000	$14,950,000	$1,025,000	$3,618,000

	Capital Group Growth ETF	Capital Group International Core Equity ETF	Capital Group International Equity ETF	Capital Group International Focus Equity ETF	Capital Group New Geography Equity ETF
Foreign taxes (per share)	—	$0.05	$0.05	$0.07	$0.03
Foreign source income (per share)	—	$0.59	$0.63	$0.55	$0.34
Qualified dividend income	100%	100%	100%	$129,967,000	100%
Section 163(j) interest dividends	—	$687,000	$1,411,000	$4,280,000	$783,000
Corporate dividends received deduction	100%	$471,000	—	—	$1,226,000
U.S. government income that may be exempt from state taxation	$3,623,000	$565,000	$1,159,000	$3,518,000	$643,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2027, to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their tax advisors.

Capital Group Equity Exchange-Traded Funds	69

Changes in and disagreements with accountants

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the independent registered public accounting firm for Capital Group Core Equity ETF, Capital Group Dividend Value ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Focus Equity ETF, and Capital Group New Geography Equity ETF (each a “fund”, or collectively the funds”), for the fiscal year ending May 31, 2026 audits. The change in each fund’s independent registered public accounting firm was approved by each fund’s board of trustees, including a majority of the independent trustees, upon recommendation of each fund’s audit committee, as part of a broader effort to update board oversight and fund operations.
PwC’s reports on the funds’ financial statements as of and for the fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the funds’ fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the funds’ financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Each fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to each fund’s Form N-CSR for the period ended May 31, 2025.
During the funds’ fiscal years ended May 31, 2024 and May 31, 2025 (or fiscal period ended May 31, 2025 in the case of Capital Group International Core Equity ETF and Capital Group New Geography Equity ETF) and the subsequent interim period through July 14, 2025, neither the funds nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

70	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote

Results of special meeting of shareholders
Capital Group Conservative Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
29,144,000
Total shares voting on November 25, 2025:
25,756,488 (88.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	25,729,624	99.9%	26,864	0.1%
Mathews Cherian	25,729,314	99.9%	27,174	0.1%
John G. Freund	25,736,574	99.9%	19,914	0.1%
Pablo R. González Guajardo	24,272,435	94.2%	1,484,053	5.8%
Pedro J. Greer, Jr.	25,736,264	99.9%	20,224	0.1%
Merit E. Janow	25,736,264	99.9%	20,224	0.1%
William D. Jones	25,736,574	99.9%	19,914	0.1%
Earl Lewis, Jr.	25,736,574	99.9%	19,914	0.1%
Kenneth M. Simril	25,736,264	99.9%	20,224	0.1%
Christopher E. Stone	25,736,574	99.9%	19,914	0.1%
Kathy J. Williams	25,735,039	99.9%	21,449	0.1%
Amy Zegart	25,730,039	99.9%	26,449	0.1%

Capital Group Equity Exchange-Traded Funds	71

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Core Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
181,444,000
Total shares voting on November 25, 2025:
135,875,441 (74.9% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	135,455,366	99.7%	420,075	0.3%
Vanessa C. L. Chang	135,415,562	99.7%	459,879	0.3%
Francisco G. Cigarroa	135,436,083	99.7%	439,358	0.3%
Nariman Farvardin	135,416,015	99.7%	459,426	0.3%
Jennifer C. Feikin	135,419,145	99.7%	456,296	0.3%
John G. Freund	135,429,559	99.7%	445,882	0.3%
Leslie Stone Heisz	135,416,518	99.7%	458,923	0.3%
Sharon I. Meers	135,416,985	99.7%	458,456	0.3%
William L. Robbins	135,464,811	99.7%	410,630	0.3%
Kenneth M. Simril	135,421,650	99.7%	453,791	0.3%
Margaret Spellings	135,267,229	99.6%	608,212	0.4%
Christopher E. Stone	135,436,635	99.7%	438,806	0.3%
Alexandra Trower	135,424,057	99.7%	451,384	0.3%
Paul S. Williams	135,425,819	99.7%	449,622	0.3%

72	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Dividend Growers ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
93,164,000
Total shares voting on November 25, 2025:
74,573,825 (80.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	74,452,493	99.8%	121,332	0.2%
Mathews Cherian	74,459,968	99.8%	113,857	0.2%
John G. Freund	74,459,921	99.8%	113,904	0.2%
Pablo R. González Guajardo	69,182,103	92.8%	5,391,722	7.2%
Pedro J. Greer, Jr.	74,451,395	99.8%	122,430	0.2%
Merit E. Janow	74,462,860	99.9%	110,965	0.1%
William D. Jones	74,458,827	99.8%	114,998	0.2%
Earl Lewis, Jr.	74,458,670	99.8%	115,155	0.2%
Kenneth M. Simril	74,455,818	99.8%	118,007	0.2%
Christopher E. Stone	74,463,225	99.9%	110,600	0.1%
Kathy J. Williams	74,458,043	99.8%	115,782	0.2%
Amy Zegart	74,457,479	99.8%	116,346	0.2%

Capital Group Equity Exchange-Traded Funds	73

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Dividend Value ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
512,024,000
Total shares voting on November 25, 2025:
384,876,865 (75.2% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	322,263,130	83.7%	62,613,735	16.3%
Charles E. Andrews	384,014,011	99.8%	862,854	0.2%
Joseph J. Bonner	384,024,618	99.8%	852,247	0.2%
Michael C. Camuñez	384,048,608	99.8%	828,257	0.2%
Vanessa C. L. Chang	383,833,245	99.7%	1,043,620	0.3%
Cecilia V. Estolano	384,023,762	99.8%	853,103	0.2%
Bradford F. Freer	384,073,214	99.8%	803,651	0.2%
Yvonne L. Greenstreet	384,071,299	99.8%	805,566	0.2%
Martin E. Koehler	384,039,797	99.8%	837,068	0.2%
Sharon I. Meers	384,054,391	99.8%	822,474	0.2%
Pascal Millaire	384,054,786	99.8%	822,079	0.2%
William I. Miller	384,039,448	99.8%	837,417	0.2%
Anne-Marie Peterson	384,087,402	99.8%	789,463	0.2%
Josette Sheeran	384,025,572	99.8%	851,293	0.2%

74	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Global Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
31,404,000
Total shares voting on November 25, 2025:
25,326,996 (80.6% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	25,314,211	99.9%	12,785	0.1%
Mathews Cherian	25,317,819	100.0%	9,177	0.0%
John G. Freund	25,317,563	100.0%	9,433	0.0%
Pablo R. González Guajardo	22,838,198	90.2%	2,488,798	9.8%
Pedro J. Greer, Jr.	25,317,266	100.0%	9,730	0.0%
Merit E. Janow	25,317,626	100.0%	9,370	0.0%
William D. Jones	25,317,819	100.0%	9,177	0.0%
Earl Lewis, Jr.	25,317,819	100.0%	9,177	0.0%
Kenneth M. Simril	25,315,344	100.0%	11,652	0.0%
Christopher E. Stone	25,317,819	100.0%	9,177	0.0%
Kathy J. Williams	25,317,539	100.0%	9,457	0.0%
Amy Zegart	25,318,145	100.0%	8,851	0.0%

Capital Group Equity Exchange-Traded Funds	75

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Global Growth Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
210,204,000
Total shares voting on November 25, 2025:
156,129,037 (74.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	155,615,759	99.7%	513,278	0.3%
Vanessa C. L. Chang	155,587,350	99.7%	541,687	0.3%
Francisco G. Cigarroa	155,596,013	99.7%	533,024	0.3%
Nariman Farvardin	155,593,721	99.7%	535,316	0.3%
Jennifer C. Feikin	155,596,993	99.7%	532,044	0.3%
John G. Freund	155,603,666	99.7%	525,371	0.3%
Leslie Stone Heisz	155,597,544	99.7%	531,493	0.3%
Sharon I. Meers	155,600,958	99.7%	528,079	0.3%
William L. Robbins	155,617,636	99.7%	511,401	0.3%
Kenneth M. Simril	155,605,306	99.7%	523,731	0.3%
Margaret Spellings	155,588,758	99.7%	540,279	0.3%
Christopher E. Stone	155,601,365	99.7%	527,672	0.3%
Alexandra Trower	155,607,179	99.7%	521,858	0.3%
Paul S. Williams	155,602,340	99.7%	526,697	0.3%

76	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group Growth ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
362,804,000
Total shares voting on November 25, 2025:
269,624,853 (74.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	268,518,213	99.6%	1,106,640	0.4%
Vanessa C. L. Chang	268,664,840	99.6%	960,013	0.4%
Francisco G. Cigarroa	268,715,983	99.7%	908,870	0.3%
Nariman Farvardin	268,698,385	99.7%	926,468	0.3%
Jennifer C. Feikin	268,736,093	99.7%	888,760	0.3%
John G. Freund	268,674,979	99.6%	949,874	0.4%
Leslie Stone Heisz	268,728,075	99.7%	896,778	0.3%
Sharon I. Meers	268,765,085	99.7%	859,768	0.3%
William L. Robbins	268,562,858	99.6%	1,061,995	0.4%
Kenneth M. Simril	268,747,285	99.7%	877,568	0.3%
Margaret Spellings	268,748,186	99.7%	876,667	0.3%
Christopher E. Stone	268,700,376	99.7%	924,477	0.3%
Alexandra Trower	268,753,961	99.7%	870,892	0.3%
Paul S. Williams	268,748,658	99.7%	876,195	0.3%

Capital Group Equity Exchange-Traded Funds	77

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group International Core Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
15,364,000
Total shares voting on November 25, 2025:
11,100,537 (72.3% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	10,700,479	96.4%	400,058	3.6%
Charles E. Andrews	10,997,302	99.1%	103,235	0.9%
Joseph J. Bonner	10,998,309	99.1%	102,228	0.9%
Michael C. Camuñez	10,997,328	99.1%	103,209	0.9%
Vanessa C. L. Chang	10,935,230	98.5%	165,307	1.5%
Cecilia V. Estolano	10,997,515	99.1%	103,022	0.9%
Bradford F. Freer	11,007,600	99.2%	92,937	0.8%
Yvonne L. Greenstreet	11,007,786	99.2%	92,751	0.8%
Martin E. Koehler	10,997,221	99.1%	103,316	0.9%
Sharon I. Meers	11,007,786	99.2%	92,751	0.8%
Pascal Millaire	10,996,633	99.1%	103,904	0.9%
William I. Miller	10,997,603	99.1%	102,934	0.9%
Anne-Marie Peterson	10,998,415	99.1%	102,122	0.9%
Josette Sheeran	10,997,709	99.1%	102,828	0.9%

78	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group International Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
29,844,000
Total shares voting on November 25, 2025:
23,929,771 (80.2% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Noriko Honda Chen	23,716,572	99.1%	213,199	0.9%
Mathews Cherian	23,717,410	99.1%	212,361	0.9%
John G. Freund	23,723,441	99.1%	206,330	0.9%
Pablo R. González Guajardo	20,214,108	84.5%	3,715,663	15.5%
Pedro J. Greer, Jr.	23,721,010	99.1%	208,761	0.9%
Merit E. Janow	23,719,401	99.1%	210,370	0.9%
William D. Jones	23,723,530	99.1%	206,241	0.9%
Earl Lewis, Jr.	23,720,522	99.1%	209,249	0.9%
Kenneth M. Simril	23,719,984	99.1%	209,787	0.9%
Christopher E. Stone	23,722,835	99.1%	206,936	0.9%
Kathy J. Williams	23,724,300	99.1%	205,471	0.9%
Amy Zegart	23,717,463	99.1%	212,308	0.9%

Capital Group Equity Exchange-Traded Funds	79

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group International Focus Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
139,764,000
Total shares voting on November 25, 2025:
108,301,787 (77.5% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	93,271,911	86.1%	15,029,876	13.9%
Charles E. Andrews	107,955,771	99.7%	346,016	0.3%
Joseph J. Bonner	107,961,074	99.7%	340,713	0.3%
Michael C. Camuñez	107,977,393	99.7%	324,394	0.3%
Vanessa C. L. Chang	105,962,308	97.8%	2,339,479	2.2%
Cecilia V. Estolano	108,020,996	99.7%	280,791	0.3%
Bradford F. Freer	107,919,289	99.6%	382,498	0.4%
Yvonne L. Greenstreet	108,033,588	99.8%	268,199	0.2%
Martin E. Koehler	107,963,304	99.7%	338,483	0.3%
Sharon I. Meers	108,019,649	99.7%	282,138	0.3%
Pascal Millaire	107,967,014	99.7%	334,773	0.3%
William I. Miller	107,961,654	99.7%	340,133	0.3%
Anne-Marie Peterson	107,974,786	99.7%	327,001	0.3%
Josette Sheeran	108,013,556	99.7%	288,231	0.3%

80	Capital Group Equity Exchange-Traded Funds

Matters submitted for shareholder vote (continued)

Results of special meeting of shareholders
Capital Group New Geography Equity ETF
Held November 25, 2025
Shares outstanding on August 28, 2025 (record date):
25,604,000
Total shares voting on November 25, 2025:
20,740,523 (81.0% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	17,996,162	86.8%	2,744,361	13.2%
Charles E. Andrews	20,710,366	99.9%	30,157	0.1%
Joseph J. Bonner	20,710,366	99.9%	30,157	0.1%
Michael C. Camuñez	20,709,761	99.9%	30,762	0.1%
Vanessa C. L. Chang	20,703,795	99.8%	36,728	0.2%
Cecilia V. Estolano	20,710,985	99.9%	29,538	0.1%
Bradford F. Freer	20,710,487	99.9%	30,036	0.1%
Yvonne L. Greenstreet	20,711,729	99.9%	28,794	0.1%
Martin E. Koehler	20,710,366	99.9%	30,157	0.1%
Sharon I. Meers	20,711,729	99.9%	28,794	0.1%
Pascal Millaire	20,709,687	99.9%	30,836	0.1%
William I. Miller	20,710,366	99.9%	30,157	0.1%
Anne-Marie Peterson	20,711,608	99.9%	28,915	0.1%
Josette Sheeran	20,710,864	99.9%	29,659	0.1%

Capital Group Equity Exchange-Traded Funds	81

Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

82	Capital Group Equity Exchange-Traded Funds

Approval of Investment Advisory and Service Agreement

The boards of Capital Group Growth ETF, Capital Group Global Growth Equity ETF and Capital Group Core Equity ETF have approved the continuation of each fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional period through December 31, 2026. The board approved the agreement following the recommendation of each fund’s Contracts Committee (the “committee”), which is composed of all of each fund’s independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC in addition to information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative services provided by CRMC to each fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to each fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objective and strategy. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2024 while recognizing the fund’s short operational history. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment operations and results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds, noting that each fund has a unitary fee structure. They observed that each fund’s advisory fees and expenses generally compared favorably to, those of other similar active exchange-traded funds and institutional share classes for comparable open-end funds included in the applicable Lipper categories. The board and the committee also reviewed information regarding the effective advisory fees charged to other funds and accounts managed by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising each fund and the other clients. The board and the committee concluded that each fund’s contractual fee rate was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by each fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and other funds it sponsors, including fees for administrative services; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the fees paid to CRMC by each fund.

Capital Group Equity Exchange-Traded Funds	83

Approval of Investment Advisory and Service Agreement (continued)

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to its U.S. registered fund business, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the registered fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered that shareholders benefited from the unitary fee structure because expenses were limited. The board and the committee also considered the fact that increases in assets would not lead to fee decreases, even if economies of scale are achieved, because the unitary fee structure does not contain breakpoints. The board and the committee concluded that each fund’s contractual fee rate reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

84	Capital Group Equity Exchange-Traded Funds

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP (“D&T”) was appointed as the fund’s independent registered public accounting firm for the fiscal year ending May 31, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations.

PwC's reports on the fund's financial statements as of and for the fiscal years ended May 31, 2024 and May 31, 2025 did not contain an adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, (i) were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The fund requested that PwC furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter was filed as an exhibit to the fund’s Form N-CSR for the period ended May 31, 2025.

During the fund's fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, neither the fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement. Additional information related to the trustee compensation is available in the Registrant’s Statement of Additional Information.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group International Focus Equity ETF

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 31, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: July 31, 2026